UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Tax-Exempt Fund and Master Tax-Exempt Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 03/31/04

Item 1 - Report to Stockholders



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


WCMA Tax-Exempt Fund


Annual Report
March 31, 2004



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.



WCMA Tax-Exempt Fund
Box 9011
Princeton, NJ
08543-9011



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WCMA Tax-Exempt Fund


Important Tax Information (unaudited)


All of the net investment income distributions paid by WCMA
Tax-Exempt Fund during the taxable year ended March 31, 2004 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



A Letter From the President


Dear Shareholder

Index returns during the most recent six-month and 12-month reporting periods indicate that fixed income markets - both taxable and tax-exempt - continued to reward those investors who were willing to accept greater risk. The high yield market, as measured by the Credit Suisse First Boston High Yield Index, provided a six-month return of +8.65% and a 12-month return of +22.86% as of March 31, 2004. By comparison, the Lehman Brothers Aggregate Bond Index returned +2.98% and +5.40% and the Lehman Brothers Municipal Bond Index returned +3.12% and +5.86% for the six-month and 12-month periods ended March 31, 2004, respectively.

As of March month-end, the Federal Reserve Board maintained its accommodative policy stance, pledging "patience" in raising interest rates. As a result, short-term interest rates remained at historic lows and kept the short end of the yield curve relatively flat, making it increasingly difficult to find attractive income opportunities. Market watchers continue to monitor the economic data and Federal Reserve Board language for indications of interest rate direction. Having said that, if the economy continues to grow at its recent pace, many believe it is just a matter of time before interest rates move upward.

Equity markets, in the meantime, continued to provide attractive returns. For the six-month and 12-month periods ended March 31, 2004, the Standard & Poor's 500 Index returned +14.08% and
+35.12%, respectively. Much of the boost came from improving economic conditions throughout the past year. Significant fiscal and monetary stimulus, including the low interest rates and tax cuts, has opened the door to consumer spending, capital spending, increases in exports and long-awaited job growth. As expected, these positive developments have led the way to improvements in corporate earnings - a positive for stock markets.

The events and efforts of the past year leave us with a much stronger economy today. With all of this in mind, we believe it is time for investors to consider what can go right in 2004. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Your financial advisor can help you develop a strategy designed to perform through all types of market and economic cycles.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



A Discussion With Your Fund's Portfolio Manager


We sought to maintain the Fund's stake in fixed rate municipal notes while still taking advantage of favorable price swings in shorter-term variable rate demand notes when available.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2004, WCMA Tax-Exempt
Money Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized yields of .04%, .15%, .50% and .50%, respectively.* As of March 31, 2004, the Fund had seven-day yields of .04%, .16%, .52% and .52% for Class 1, Class 2, Class 3 and Class 4 Shares, respectively.

Throughout the period, an accommodative Federal Reserve Board continued to maintain interest rates near historically low levels. The last in a series of interest rate cuts came in June 2003, as the Federal Reserve Board looked to stimulate economic growth and ward off the potential for deflation. Although economic growth began to accelerate later in the year, concerns over weak job growth persisted in the market. Investors tried to anticipate when the Federal Reserve Board would restore interest rates to more neutral levels. The constant interest rate analysis translated into widespread volatility, which created opportunities in the fixed income markets.

Within this framework, our strategy has been to overweight fixed rate notes and maintain a portfolio maturity slightly longer than the average of our peer group. The yield pickup achieved from the maturity extension into fixed rate notes was beneficial throughout the period and contributed positively to the Fund's performance.


What changes were made to the portfolio during the period?

Our overall strategy remained relatively stable over the past 12 months. That is, we continued to emphasize fixed rate notes - which have maturities of up to 13 months--over variable rate paper because of their longer maturity dates. With interest rates generally declining and expected to remain low for some time, fixed rate notes offered somewhat higher yields and added to the Fund's performance. For example, the average yield on one-year notes, as measured by the Bond Buyer One-Year Note Index, was 1.08% during the 12-month period. By contrast, the average yield on seven-day variable rate paper, as measured by the BMA Municipal Swap Index, was 1.00% for the same span.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


During times of low issuance, we tended to use tax-exempt commercial paper to extend the portfolio's maturity and diversify our exposure to include a variety of spots on the short-term tax-exempt yield curve. In contrast, during periods of exceptionally heavy issuance or following a market sell-off, we looked for opportunities to lock in attractive yields for extended periods of time.

One of the biggest management challenges faced during the period occurred between June and September 2003, when higher-yielding notes in the Fund matured and had to be replaced in a lower interest rate environment. We were able to take advantage of heavy supply in Texas and California and found suitable replacement securities to maintain the Fund's attractive yield.


How would you characterize the portfolio's position at the close of the period?

We believe the portfolio is positioned to continue its recent strong performance. We do anticipate a period of redemption activity surrounding income tax season. During this time, rates on short-term securities are likely to spike, making fixed rate notes appear unattractive on a relative basis. This should be a temporary phenomenon, and we would expect the yield curve to resume its normal slope by late May.

A large amount of the portfolio's notes will mature in June, most notably a significant position in California revenue anticipation warrants. This could create unusually strong demand in mid-June as investors look to replace the maturing notes, possibly causing yields on short-term tax-exempt securities to fall. We will watch this situation closely as we look for attractive opportunities to reinvest the proceeds from the Fund's maturing notes.

Finally, we will continue to monitor changes in the economic climate - including the potential for interest rate increases - which would cause us to adopt a more defensive strategy in managing the portfolio.

Peter J. Hayes
Vice President and Portfolio Manager

April 13, 2004



WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statement of Assets and Liabilities                                                                    WCMA Tax-Exempt Fund

As of March 31, 2004
Assets

               Investment in Master Tax-Exempt Trust, at value
               (identified cost--$728,576,683)                                                              $   728,576,683
               Receivable from administrator                                                                        173,580
               Prepaid expenses                                                                                     286,291
                                                                                                            ---------------
               Total assets                                                                                     729,036,554
                                                                                                            ---------------

Liabilities

               Payable to affiliates                                                                                  6,700
               Accrued expenses                                                                                     127,214
                                                                                                            ---------------
               Total liabilities                                                                                    133,914
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   728,902,640
                                                                                                            ===============

Net Assets Consist of

               Class 1 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $     3,748,637
               Class 2 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              17,559,793
               Class 3 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              36,025,164
               Class 4 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              15,558,343
               Paid-in capital in excess of par                                                                 655,955,457
               Undistributed investment income                                            $        71,973
               Accumulated realized capital losses on investments allocated from the
               Trust--net                                                                        (16,727)
                                                                                          ---------------
               Total accumulated earnings--net                                                                       55,246
                                                                                                            ---------------
               Net Assets                                                                                   $   728,902,640
                                                                                                            ===============

Net Asset Value

               Class 1--Based on net assets of $37,485,480 and 37,486,374 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 2--Based on net assets of $175,593,510 and 175,597,928 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 3--Based on net assets of $360,242,814 and 360,251,642 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 4--Based on net assets of $155,580,836 and 155,583,426 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statement of Operations                                                                                WCMA Tax-Exempt Fund

For the Year Ended March 31, 2004
Investment Income--Net

               Interest                                                                                     $         3,877
               Net investment income allocated from the Trust:
                  Interest and amortization of premium and discount earned                                        4,946,513
                  Expenses                                                                                        (708,641)
                                                                                                            ---------------
               Total interest and net investment income allocated from the Trust                                  4,241,749
                                                                                                            ---------------

Expenses

               Administration fees                                                        $     1,170,414
               Account maintenance and distribution fees--Class 3                                 865,958
               Account maintenance and distribution fees--Class 2                                 745,404
               Registration fees                                                                  541,312
               Account maintenance and distribution fees--Class 4                                 377,167
               Account maintenance and distribution fees--Class 1                                 212,849
               Offering costs                                                                      71,976
               Professional fees                                                                   30,493
               Printing and shareholder reports                                                    28,530
               Transfer agent fees--Class 3                                                        13,375
               Transfer agent fees--Class 2                                                         6,321
               Transfer agent fees--Class 4                                                         6,083
               Transfer agent fees--Class 1                                                         1,249
               Other                                                                                8,712
                                                                                          ---------------
               Total expenses before waiver and reimbursement                                   4,079,843
               Waiver and reimbursement of expenses                                           (1,706,196)
                                                                                          ---------------
               Total expenses after waiver and reimbursement                                                      2,373,647
                                                                                                            ---------------
               Investment income--net                                                                             1,868,102
                                                                                                            ---------------

Realized Loss on Investments Allocated from the Trust--Net

               Realized loss on investments allocated from the Trust--net                                          (16,727)
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     1,851,375
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statements of Changes in Net Assets                                                                    WCMA Tax-Exempt Fund

                                                                                                             For the Period
                                                                                             For the            March 3,
                                                                                            Year Ended         2003++ to
                                                                                            March 31,          March 31,
Increase (Decrease) in Net Assets:                                                             2004               2003
Operations

               Investment income--net                                                     $     1,868,102   $            68
               Realized loss on investments allocated from the Trust--net                        (16,727)                --
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             1,851,375                68
                                                                                          ---------------   ---------------

Distributions to Shareholders

               Investment income--net:
                  Class 1                                                                         (8,457)              (17)
                  Class 2                                                                       (164,716)              (17)
                  Class 3                                                                     (1,176,261)              (17)
                  Class 4                                                                       (518,671)              (17)
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends to shareholders            (1,868,105)              (68)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net increase in net assets derived from beneficial interest transactions       728,819,302                68
                                                                                          ---------------   ---------------

Net Assets

               Total increase in net assets                                                   728,802,572                68
               Beginning of period                                                                100,068           100,000
                                                                                          ---------------   ---------------
               End of period*                                                             $   728,902,640   $       100,068
                                                                                          ===============   ===============
                  *Undistributed investment income                                        $        71,973                --
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Financial Highlights                                                                                   WCMA Tax-Exempt Fund
                                                                                                     Class 1

The following per share data and ratios have been derived                                     For the       For the Period
from information provided in the financial statements.                                       Year Ended    March 20, 2003++
                                                                                             March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                                         2004             2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                                 --*               --*
               Realized loss on investments allocated from the Trust--net                            --**                --
                                                                                          ---------------   ---------------
               Total from investment operations                                                       --*               --*
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                            --**              --**
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .04%              .03%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                  1.02%              .01%
                                                                                          ===============   ===============
               Total expenses++++                                                                   1.53%              .01%
                                                                                          ===============   ===============
               Total investment income and realized loss on investments allocated from
               the Trust--net                                                                        .04%              .03%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        37,485   $            25
                                                                                          ===============   ===============

*Amount is less than $.01 per share.

**Amount is less than $(.01) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Financial Highlights (continued)                                                                       WCMA Tax-Exempt Fund
                                                                                                     Class 2

The following per share data and ratios have been derived                                     For the       For the Period
from information provided in the financial statements.                                       Year Ended    March 20, 2003++
                                                                                             March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                                         2004             2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                                 --*               --*
               Realized loss on investments allocated from the Trust--net                            --**                --
                                                                                          ---------------   ---------------
               Total from investment operations                                                       --*               --*
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                            --**              --**
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .15%              .03%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .91%              .01%
                                                                                          ===============   ===============
               Total expenses++++                                                                   1.22%              .01%
                                                                                          ===============   ===============
               Total investment income and realized loss on investments allocated from
               the Trust--net                                                                        .15%              .03%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       175,594   $            25
                                                                                          ===============   ===============

*Amount is less than $.01 per share.

**Amount is less than $(.01) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Financial Highlights (continued)                                                                       WCMA Tax-Exempt Fund
                                                                                                     Class 3

The following per share data and ratios have been derived                                     For the       For the Period
from information provided in the financial statements.                                       Year Ended    March 20, 2003++
                                                                                             March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                                         2004             2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                                 .01               --*
               Realized loss on investments allocated from the Trust--net                            --**                --
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .01               --*
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                           (.01)              --**
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .50%              .03%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .55%              .01%
                                                                                          ===============   ===============
               Total expenses++++                                                                    .92%              .01%
                                                                                          ===============   ===============
               Total investment income and realized loss on investments allocated from
               the Trust--net                                                                        .50%              .03%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       360,243   $            25
                                                                                          ===============   ===============

*Amount is less than $.01 per share.

**Amount is less than $(.01) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Financial Highlights (concluded)                                                                       WCMA Tax-Exempt Fund
                                                                                                     Class 4

The following per share data and ratios have been derived                                     For the       For the Period
from information provided in the financial statements.                                       Year Ended    March 20, 2003++
                                                                                             March 31,       to March 31,
Increase (Decrease) in Net Asset Value:                                                         2004             2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                                 .01               --*
               Realized loss on investments allocated from the Trust--net                            --**                --
                                                                                          ---------------   ---------------
               Total from investment operations                                                       .01               --*
                                                                                          ---------------   ---------------
               Less dividends from investment income--net                                           (.01)              --**
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total investment return                                                               .50%              .03%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver and reimbursement++++                                   .55%              .01%
                                                                                          ===============   ===============
               Total expenses++++                                                                    .92%              .01%
                                                                                          ===============   ===============
               Total investment income and realized loss on investments allocated from
               the Trust--net                                                                        .50%              .03%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       155,581   $            25
                                                                                          ===============   ===============

*Amount is less than $.01 per share.

**Amount is less than $(.01) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Notes to Financial Statements
WCMA Tax-Exempt Fund


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Tax-Exempt Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The percentage of the Trust owned by the Fund at March 31, 2004 was approximately 7.1%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agent costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

(g) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $71,976 has been reclassified between paid in capital and undistributed investment income. This reclassification has no effect on net assets or net asset values per share.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc.
("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Notes to Financial Statements (continued)
WCMA Tax-Exempt Fund


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                         Account
                                     Maintenance       Distribution
                                             Fee                Fee

Class 1                                     .25%               .75%
Class 2                                     .25%              .425%
Class 3                                     .25%              .125%
Class 4                                     .25%              .125%


The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 35 basis points (.35%) higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares are equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term, which began on the commencement date of operations and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receives a positive yield on each daily dividend. For the year ended March 31, 2004, FAM and MLPF&S have earned fees of $1,170,414 and $2,201,378, respectively, of which $1,706,196 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $728,819,302 and $68 for the year ended March 31, 2004 and for the period March 3, 2003 to March 31, 2003, respectively. In addition, on August 18, 2003, $741,257,384 was transferred from CMA Tax-Exempt Fund as planned, following the formation of WCMA Tax-Exempt Fund.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          417,444,726    $   417,444,726
Shares issued to shareholders
   in reinvestment of dividends            8,457              8,457
Shares issued in connection
with the bulk transfer of
WCMA shareholder assets               33,362,827         33,362,827
                                 ---------------    ---------------
Total issued                         450,816,010        450,816,010
Shares redeemed                    (413,354,653)      (413,354,653)
                                 ---------------    ---------------
Net increase                          37,461,357    $    37,461,357
                                 ===============    ===============



Class 1 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   17    $            17
                                 ---------------    ---------------
Net increase                                  17    $            17
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 2,500 shares to FAM for $2,500.



Class 2 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                          721,623,873    $   721,623,873
Shares issued to shareholders
   in reinvestment of dividends          164,649            164,649
Shares issued in connection
with the bulk transfer of
WCMA shareholder assets              194,094,762        194,094,762
                                 ---------------    ---------------
Total issued                         915,883,284        915,883,284
Shares redeemed                    (740,310,373)      (740,310,373)
                                 ---------------    ---------------
Net increase                         175,572,911    $   175,572,911
                                 ===============    ===============



Class 2 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   17    $            17
                                 ---------------    ---------------
Net increase                                  17    $            17
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 2,500 shares to FAM for $2,500.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Notes to Financial Statements (concluded)
WCMA Tax-Exempt Fund


Class 3 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                        1,417,702,524    $ 1,417,702,524
Shares issued to shareholders
   in reinvestment of dividends        1,176,260          1,176,260
Shares issued in connection
with the bulk transfer of
WCMA shareholder assets              380,311,363        380,311,363
                                 ---------------    ---------------
Total issued                       1,799,190,147      1,799,190,147
Shares redeemed                  (1,438,963,522)    (1,438,963,522)
                                 ---------------    ---------------
Net increase                         360,226,625    $   360,226,625
                                 ===============    ===============



Class 3 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   17    $            17
                                 ---------------    ---------------
Net increase                                  17    $            17
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 2,500 shares to FAM for $2,500.



Class 4 Shares for the Year                                  Dollar
Ended March 31, 2004                      Shares             Amount

Shares sold                        1,332,368,690    $ 1,332,368,690
Shares issued to shareholders
   in reinvestment of dividends          518,671            518,671
Shares issued in connection
with the bulk transfer of
WCMA shareholder assets              133,488,432        133,488,432
                                 ---------------    ---------------
Total issued                       1,466,375,793      1,466,375,793
Shares redeemed                  (1,310,817,384)    (1,310,817,384)
                                 ---------------    ---------------
Net increase                         155,558,409    $   155,558,409
                                 ===============    ===============



Class 4 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   17    $            17
                                 ---------------    ---------------
Net increase                                  17    $            17
                                 ===============    ===============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 2,500 shares to FAM for $2,500.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 was as follows:


                                       3/31/2004          3/31/2003

Distributions paid from:
   Tax-exempt income             $     1,868,105    $            68
                                 ---------------    ---------------
Total distributions              $     1,868,105    $            68
                                 ===============    ===============


As of March 31, 2004, there were no significant differences between the book and tax components of net assets.


5. Capital Loss Carryforward:
On March 31, 2003, the Fund had a net capital loss carryforward of approximately $18,557, all of which expires in 2012. This amount will be available to offset like amounts of any future taxable gains.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Independent Auditors' Report
WCMA Tax-Exempt Fund


To the Shareholders and Board of
Trustees of WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund as of March 31, 2004, and the related statement of operations for the year ended, the statements of changes in net assets for the year then ended and for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of March 31, 2004, the results of its operations for the year ended, the changes in its net assets for the year ended and for the period March 3, 2003 through March 31, 2003, and its financial highlights for the year then ended and for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments                                                   Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Alabama--2.4%  $  96,755   Alabama Special Care Facilities Financing Authority, Mobile Revenue Refunding
                           Bonds (Ascension Health Credit), VRDN, Series B, 1.01% due 11/15/2039 (i)            $    96,755
                  13,400   Birmingham, Alabama, Special Care Facilities, Financing Authority, Revenue
                           Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1% due 11/15/2039 (i)          13,400
                  20,000   Columbia, Alabama, IDB, Revenue Bonds (Alabama Power Company Project), VRDN, AMT,
                           1.15% due 11/01/2021 (i)                                                                  20,000
                  27,765   Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds, FLOATS,
                           Series 593, 1.12% due 2/15/2007 (i)                                                       27,765
                  12,700   Daphne, Alabama, Special Care Facilities Financing Authority, Revenue Refunding
                           Bonds (Presbyterian), VRDN, Series B, 1.07% due 8/15/2023 (a)(i)                          12,700
                   1,000   Decatur, Alabama, IDB, Environmental Facilities Revenue Bonds (BP Amoco Chemical
                           Company Project), VRDN, AMT, 1.13% due 11/01/2035 (i)                                      1,000
                   4,255   Eagle Tax-Exempt Trust, Birmingham, Alabama, Water and Sewer, Series 2002-6009,
                           Class A, 1.08% due 1/01/2043 (f)(i)                                                        4,255
                           Eagle Tax-Exempt Trust, Jefferson County, Alabama, Sewer Revenue Refunding Bonds,
                           VRDN (b)(i):
                   7,835      Series 2002, Class 6015, 1.08% due 2/01/2032                                            7,835
                   3,000      Series 2002, Class 6016, 1.08% due 2/01/2038                                            3,000
                   5,000   Jefferson County, Alabama, Sewer Revenue Refunding Bonds, VRDN, Series C-6, 1.02%
                           due 2/01/2040 (h)(i)                                                                       5,000
                           Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds (Mead Corporation
                           Project), VRDN, AMT (i):
                  25,000      1.05% due 1/01/2031                                                                    25,000
                  18,000      Series B, 1.07% due 4/01/2033                                                          18,000
                   6,300   Stevenson, Alabama, IDB, Environmental Improvement Revenue Refunding Bonds (Mead
                           Corporation Project), VRDN, AMT, Series C, 1.07% due 11/01/2033 (i)                        6,300


Alaska--0.6%               Valdez, Alaska, CP:
                  20,500      1.25% due 5/31/2004                                                                    20,500
                  40,000      1.25% due 6/01/2004                                                                    40,000
                   5,500   Valdez, Alaska, Marine Terminal Revenue Refunding Bonds (Phillips Transaction Inc.
                           Project), 1.50% due 5/01/2004                                                              5,500


Arizona--1.6%     45,200   Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A,
                           1.02% due 12/15/2018 (i)                                                                  45,200
                           Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds:
                  28,555      FLOATS, AMT, Series 707, 1.15% due 12/01/2036 (i)                                      28,555
                  13,130      Series R-1A, 1.149% due 12/01/2004                                                     13,130
                   3,740      VRDN, Series A, 1.139% due 8/01/2006 (i)                                                3,740
                  44,296      VRDN, Series B, 1.139% due 12/01/2037 (i)                                              44,296
                  28,245   Phoenix, Arizona, IDA, S/F Mortgage Revenue Bonds, VRDN, Series A, 1.11% due
                           5/01/2006 (i)                                                                             28,245


Portfolio Abbreviations for Master Tax-Exempt Trust


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
RAW        Revenue Anticipation Warrants
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Arkansas--1.5% $   7,000   Arkansas State Development Finance Authority, Environmental Facilities Revenue
                           Bonds (Teris LLC Project), VRDN, AMT, 1.11% due 3/01/2021 (i)                        $     7,000
                           Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds (i):
                  59,051      FLOATS, AMT, Series 708, 1.15% due 9/01/2004                                           59,052
                  22,787      VRDN, 1.139% due 9/01/2006                                                             22,787
                  40,000   North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds
                           (Baptist Health), VRDN, Series B, 1.05% due 12/01/2021 (f)(i)                             40,000
                  22,000   Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 1.12% due
                           3/01/2007 (c)(i)                                                                          22,000
                   7,530   Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue Refunding
                           Bonds (Waterford Apartments), VRDN, AMT, 1.14% due 7/01/2032 (i)                           7,530


California--6.5%   5,837   California Health Facilities Financing Authority Revenue Bonds, FLOATS, Series 591,
                           1.07% due 3/01/2014 (i)                                                                    5,837
                           California Health Facilities Financing Authority, Revenue Refunding Bonds
                           (Adventist Hospital), VRDN (f)(i):
                   1,300      Series A, 1.10% due 9/01/2028                                                           1,300
                   1,700      Series C, 1.10% due 9/01/2015                                                           1,700
                           California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and
                           Electric), VRDN (i):
                  21,450      Series C, 1.13% due 11/01/2026                                                         21,450
                  11,200      Series E, 1.13% due 11/01/2026                                                         11,200
                   4,745      Series F, 1.13% due 11/01/2026                                                          4,745
                  27,840   California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Refunding
                           Bonds, AMT, 1.093% due 7/25/2004                                                          27,840
                           California State Department of Water Resources, Power Supply Revenue Bonds, VRDN (i):
                  13,100      Series C-3, 1% due 5/01/2022 (a)                                                       13,100
                  14,200      Series C-13, 1.02% due 5/01/2022 (e)                                                   14,200
                           California State, GO, MERLOTS (i):
                 100,245      Series A-43, 1.48% due 6/02/2004                                                      100,245
                  50,074      Series A-47, 1.58% due 6/02/2004                                                       50,074
                   9,950      Series B-45, 1.04% due 10/01/2029                                                       9,950
                 267,000   California State, RAW, Series A, 2% due 6/16/2004                                        267,487
                  14,000   California Statewide Communities Development Authority, CP, 1.04% due 8/10/2004           14,000
                  20,000   California Statewide Communities Development Authority Revenue Bonds, VRDN,
                           Series J, 1.08% due 4/01/2036 (i)                                                         20,000
                   9,200   California Statewide Communities Development Authority, Revenue Refunding Bonds
                           (University Retirement Community at Davis), VRDN, 1.12% due 11/15/2030 (g)(i)              9,200
                  19,000   Los Angeles, California, Community Redevelopment Agency, M/F Housing Revenue Bonds
                           (Wilshire Station Apartments), VRDN, AMT, Series A, 1.15% due 4/01/2004 (i)               19,000
                  37,000   Los Angeles, California, S/F Home Mortgage Revenue Bonds, 1.098% due 10/01/2004           37,000
                  14,000   Metropolitan Water District of Southern California, Waterworks Revenue Refunding Bonds,
                           VRDN, Series A, 1% due 7/01/2025 (i)                                                      14,000
                  26,135   Santa Cruz County, California, Board of Education, GO, TRAN, 1.75% due 7/01/2004          26,184


Colorado--2.3%     7,860   Adams County, Colorado, School District Number 012, GO, ROCS, Series II-R-1045,
                           1.08% due 12/15/2022 (e)(i)                                                                7,860
                   3,245   Colorado Department of Transportation Revenue Bonds, ROCS, Series II-R-4046, 1.08%
                           due 12/15/2016 (a)(i)                                                                      3,245
                  10,225   Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, Series 318,
                           1.07% due 6/15/2015 (f)(i)                                                                10,225
                   6,060   Colorado School Mines Development Corporation Revenue Bonds, VRDN, 1.07% due
                           9/01/2026 (i)                                                                              6,060
                  95,000   Colorado State, Education Loan Program, TRAN, 1.75% due 8/09/2004                         95,236
                           Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT (i):
                   9,850      Series F, 1.10% due 11/15/2025                                                          9,850
                   4,675      Series G, 1.10% due 11/15/2025                                                          4,675
                           Denver, Colorado, City and County Airport Revenue Refunding Bonds, AMT (i):
                   5,950      MERLOTS, Series A61, 1.14% due 11/15/2012 (b)                                           5,950
                  19,500      VRDN, Series C, 1.10% due 11/15/2025                                                   19,500
                   8,537   El Paso County, Colorado, S/F Mortgage Revenue Refunding Bonds, Series A, 1.07%
                           due 5/25/2004                                                                              8,537


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Colorado       $   6,500   Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN, AMT,
(concluded)                Series B, 1.17% due 4/01/2014 (i)                                                    $     6,500
                  53,200   Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN,
                           Sub-Lien, Series S-1, 1.04% due 6/01/2018 (i)                                             53,200


Connecticut--     24,750   Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.02% due
0.2%                       11/15/2004 (i)                                                                            24,750


District of                District of Columbia, GO, Refunding, VRDN (i):
Columbia--1.9%    17,350      MSTR, Series SGA-62, 1.13% due 6/01/2017 (a)                                           17,350
                  13,810      Series C, 1.02% due 6/01/2026 (b)                                                      13,810
                  85,000   District of Columbia, GO, TRAN, 2% due 9/30/2004                                          85,371
                  59,425   District of Columbia, HFA, S/F Mortgage Revenue Bonds, AMT, 1.09% due 12/24/2004          59,425
                  18,795   District of Columbia Hospital Revenue Bonds, FLOATS, Series 712, 1.12% due
                           7/15/2019 (i)                                                                             18,795


Florida--3.0%      8,738   Bay County, Florida, HFA, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 695,
                           1.22% due 6/01/2004 (i)                                                                    8,738
                  13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds, MSTR,
                           VRDN, Series SGA-38, 1.07% due 9/01/2021 (f)(i)                                           13,885
                  32,530   Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B,
                           1.13% due 12/01/2032 (i)                                                                  32,530
                  67,380   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 1% due
                           10/05/2022 (b)(i)                                                                         67,380
                   6,000   Eagle Tax-Exempt Trust, Florida, GO, Series 2003-0054, Class A, 1.08% due 7/01/2033        6,000
                   5,000   Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes), VRDN,
                           AMT, Series 1, 1.12% due 11/15/2035 (d)(i)                                                 5,000
                   8,000   Florida State Board of Education, GO, MSTR, VRDN, Series SGA-139, 1.07% due
                           6/01/2032 (f)(i)                                                                           8,000
                           Florida State Board of Education, Lottery Revenue Bonds (i):
                   6,220      FLOATS, Series 858, 1.20% due 1/01/2017 (f)                                             6,220
                   2,880      ROCS, Series II-R-4521, 1.08% due 7/01/2020 (b)                                         2,880
                  11,677   Florida State Department of Environmental Protection, Preservation Revenue Bonds,
                           FLOATS, Series 722, 1.07% due 7/01/2022 (b)(i)                                            11,677
                   6,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Refunding
                           Bonds (Adventist Health System), VRDN, Series C, 1.21% due 11/15/2021 (i)                  6,000
                   3,995   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, MERLOTS,
                           AMT, Series A18, 1.14% due 10/01/2013 (f)(i)                                               3,995
                   4,605   Jacksonville, Florida, Sales Tax Revenue Bonds, MERLOTS, Series B26, 1.09% due
                           10/01/2027 (f)(i)                                                                          4,605
                  19,100   Lakeland, Florida, Energy System Revenue Bonds, VRDN, Series A, 1.04% due
                           10/01/2035 (i)                                                                            19,100
                  32,100   Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                           VRDN, 1.17% due 7/15/2022 (i)                                                             32,100
                           Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS (i):
                  16,500      Series 532, 1.15% due 11/15/2015 (a)                                                   16,500
                  19,295      Series 830, 1.07% due 11/15/2022 (e)                                                   19,295
                  15,000   Orlando and Orange County, Florida, Expressway Authority, Expressway Revenue
                           Refunding Bonds, VRDN, Series C3, 1.02% due 7/01/2025 (e)(i)                              15,000
                  12,650   Orlando, Florida, Greater Orlando Aviation Authority, CP, 1.02% due 7/08/2004             12,650
                  10,000   Palm Beach County, Florida, Health Facilities Authority, Pooled Hospital Revenue
                           Bonds, CP, 0.98% due 5/27/2004                                                            10,000
                   6,985   Reedy Creek, Florida, Improvement District, Florida Utilities Revenue Bonds, ROCS,
                           Series II-R-4027, 1.08% due 10/01/2023 (f)(i)                                              6,985


Georgia--3.9%      4,560   Albany-Dougherty County, Georgia, Hospital Authority Revenue Refunding Bonds, FLOATS,
                           Series L3J, 1.08% due 9/01/2020 (a)(i)                                                     4,560
                  16,300   Appling County, Georgia, Development Authority, PCR (Georgia Power Plant Hatch),
                           VRDN, Second Series, 1.13% due 12/01/2018 (i)                                             16,300
                           Atlanta, Georgia, Airport Revenue Refunding Bonds, VRDN (f)(i):
                  26,710      Series B-2, 1.02% due 1/01/2030                                                        26,710
                  21,710      Series C-3, 1.02% due 1/01/2030                                                        21,710
                   3,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, MSTR, VRDN, SGA-145, 1.07%
                           due 11/01/2033 (f)(i)                                                                      3,000
                  10,800   Atlanta, Georgia, Water and Wastewater Revenue Refunding Bonds, VRDN, Series B, 1.02%
                           due 11/01/2038 (e)(i)                                                                     10,800
                   8,000   Augusta, Georgia, Water and Sewer Revenue Refunding Bonds, MSTR, VRDN Series SGS-140,
                           1.07% due 10/01/2032 (e)(i)                                                                8,000
                  17,000   Burke County, Georgia, Development Authority, PCR (Georgia Power Company--Plant
                           Vogtle Project), Refunding, 1st Series, 1.08% due 4/19/2005                               17,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Georgia                    Clayton County, Georgia, Development Authority, Special Facilities Revenue Bonds
(concluded)                (Delta Air Lines Project), VRDN (i):
               $  10,545      AMT, Series B, 1.11% due 5/01/2035                                                $    10,545
                   6,500      AMT, Series C, 1.11% due 5/01/2035                                                      6,500
                  10,135      Series A, 1.06% due 6/01/2029                                                          10,135
                   7,000   Cobb County, Georgia, Development Authority Revenue Bonds (Whitefield Academy Inc.
                           Project), 1.03% due 7/01/2025 (i)                                                          7,000
                  25,000   De Kalb County, Georgia, School District, GO, TAN, 2% due 12/31/2004                      25,174
                  10,585   Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 1.08% due
                           11/01/2017 (i)                                                                            10,585
                  15,000   Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.13% due
                           12/01/2034 (i)                                                                            15,000
                   6,815   Georgia Municipal Electric Authority, Power Revenue Bonds, VRDN, Series D, 1.10%
                           due 1/01/2017 (i)                                                                          6,815
                 184,950   Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes, 1.75%
                           due 12/30/2004                                                                           185,925
                  15,510   Municipal Electric Authority, Georgia, Revenue Refunding Bonds (Project One), VRDN,
                           Sub-Series E, 0.98% due 1/01/2026 (e)(i)                                                  15,510


Hawaii--0.9%       7,930   Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.08% due
                           7/01/2011 (e)(i)                                                                           7,930
                   7,500   Hawaii Pacific Health, Special Purpose Revenue Refunding Bonds (Wilcox Memorial
                           Hospital), VRDN, Series B-2, 1.12% due 7/01/2033 (g)(i)                                    7,500
                   7,220   Hawaii State, GO, FLOATS, Series 605, 1.07% due 8/01/2015 (b)(i)                           7,220
                  29,000   Honolulu, Hawaii, City and County, GO, Refunding, Series C, 1.18% due 12/02/2004 (b)      29,000
                  19,000   Honolulu, Hawaii, City and County M/F Housing Revenue Bonds (Moanalua Hillside
                           Apartments), VRDN, AMT, 1.07% due 9/15/2032 (d)(i)                                        19,000
                  15,995   Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2002-186,
                           Class A, 1.07% due 2/25/2021 (f)(i)                                                       15,995


Illinois--7.5%    14,285   ABN Amro Munitops Certificates Trust, Chicago, Illinois, GO, VRDN, Series 2001-31,
                           1.09% due 1/01/2009 (b)(i)                                                                14,285
                           Aurora (Kane, DuPage and Will Counties) and Springfield (Sangamon County), Illinois,
                           S/F Mortgage Revenue Bonds:
                     635      FLOATS, AMT, Series 789, 1.14% due 4/03/2006 (i)                                          635
                  34,500      Series A-2, 1.184% due 4/01/2004                                                       34,500
                  51,564      VRDN, Series A, 1.181% due 4/01/2004 (i)                                               51,564
                  12,410   Chicago, Illinois, GO, VRDN, Series B, 1.02% due 1/01/2012 (i)                            12,410
                           Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, AMT (f):
                  10,000      Series B, 1.13% due 1/01/2029                                                          10,000
                  53,000      VRDN, Series A, 1.13% due 1/01/2029 (i)                                                53,000
                   5,830   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds, ROCS, Series II-R-2021,
                           1.08% due 1/01/2020 (a)(i)                                                                 5,830
                           Chicago, Illinois, O'Hare International Airport Revenue Bonds, ROCS, AMT (i):
                   2,700      Series II-R-239, 1.12% due 1/01/2022 (e)                                                2,700
                   5,995      Series II-R-250, 1.12% due 1/01/2034 (j)                                                5,995
                  14,300   Chicago, Illinois, O'Hare International Airport, Special Facilities Revenue Bonds
                           (Compagnie Nationale--Air France), VRDN, AMT, 1.09% due 5/01/2018 (i)                     14,300
                   6,790   Chicago, Illinois, Park District, GO, Refunding, ROCS, Series II-R-4002, 1.08% due
                           1/01/2023 (b)(i)                                                                           6,790
                  13,085   Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A, 1.12% due
                           6/01/2005 (i)                                                                             13,085
                   3,400   Cook County, Illinois, GO, Refunding, ROCS, Series II-R-2063, 1.08% due
                           11/15/2021 (f)(i)                                                                          3,400
                  11,000   Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309,
                           1.08% due 12/01/2026 (i)                                                                  11,000
                   9,900   Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN, Series 98, Class 1301, 1.08%
                           due 1/01/2017 (i)                                                                          9,900
                  30,000   Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 1.08%
                           due 11/15/2025 (a)(i)                                                                     30,000
                  14,355   Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98,
                           Class 1306, 1.08% due 6/15/2029 (i)                                                       14,355
                           Eagle Tax-Exempt Trust, Illinois State, GO, VRDN (i):
                  11,000      Series 01, Class 1307, 1.08% due 11/01/2022                                            11,000
                  11,100      Series 02, Class 1302, 1.08% due 2/01/2027                                             11,100
                   5,000   Eagle Tax-Exempt Trust, Metropolitan Pier and Exposition Authority, Illinois,
                           Series 2002-6001, Class A, 1.08% due 12/15/2028 (f)(i)                                     5,000
                   5,000   Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds
                           (Illinois American Water Company), VRDN, AMT, 1.09% due 3/01/2032 (f)(i)                   5,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Illinois                   Illinois Educational Facilities Authority Revenue Bonds, VRDN (i):
(concluded)    $   8,450      (The Art Institute of Chicago), 1% due 3/01/2027                                  $     8,450
                   4,500      (The Art Institute of Chicago), 1% due 3/01/2034                                        4,500
                   4,800      (Chicago Historical Society), 1% due 12/01/2025                                         4,800
                           Illinois Educational Facilities Authority Revenue Refunding Bonds, VRDN (i):
                  28,800      (The Art Institute of Chicago), 1% due 3/01/2027                                       28,800
                  17,800      (Northwestern University), 1% due 12/01/2025                                           17,800
                  14,000   Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Series B-2, 1.04% due 4/01/2005      14,000
                           Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT (i):
                   6,300      Series A, 1.11% due 5/01/2037                                                           6,300
                     450      Series B, 1.21% due 5/01/2037                                                             450
                           Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled, VRDN (i):
                  10,000      Series B, 1.02% due 8/01/2020                                                          10,000
                   7,000      Series F, 1.02% due 8/01/2015                                                           7,000
                  18,325   Illinois Health Facilities Authority, Revenue Refunding Bonds (Little Company of
                           Mary Hospital), VRDN, Series A, 1.02% due 8/15/2021 (f)(i)                                18,325
                   2,940   Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 1.12% due 12/15/2020 (i)       2,940
                  18,815   Illinois State, FLOATS, Series SG-60, 1.07% due 8/01/2019 (i)                             18,815
                   8,995   Illinois State, GO, MERLOTS, Series B04, 1.09% due 12/01/2024 (e)(i)                       8,995
                           Illinois State, GO, Refunding (f)(i):
                  16,675      FLOATS, Series 743D, 1.07% due 8/01/2015 (h)                                           16,675
                   5,930      MERLOTS, Series A49, 1.09% due 8/01/2013                                                5,930
                           Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT (i):
                   4,300      Series A, 1.04% due 3/01/2006                                                           4,300
                  16,605      Series A-I, 1.06% due 9/01/2034 (f)                                                    16,605
                   4,600   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue
                           Bonds, ROCS, Series II-R-270, 1.17% due 12/15/2031 (f)(i)                                  4,600
                  33,895   Municipal Series Trust Certificates, Chicago, Illinois, Board of Education, GO,
                           Refunding, VRDN, Class A, Series 2002-191, 1.12% due 3/18/2019 (b)(i)                     33,895
                  29,950   Municipal Securities Trust Certificates, Chicago O'Hare International Airport,
                           Illinois, Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 1.15% due
                           6/30/2015 (a)(i)                                                                          29,950
                  26,045   Municipal Securities Trust Certificates, Chicago, O'Hare International Airport,
                           Illinois, Revenue Refunding Bonds, VRDN, AMT, Series 2000-93, Class A, 1.15% due
                           10/04/2012 (a)(i)                                                                         26,045
                  29,085   Municipal Securities Trust Certificates, Cook County, Illinois, GO, Refunding, VRDN,
                           Class A, Series 2001-145, 1.07% due 11/15/2029 (b)(i)                                     29,085
                  31,615   Municipal Securities Trust Certificates, Metropolitan Pier and Exposition Authority,
                           Illinois, Revenue Refunding Bonds, VRDN, Series 2001-157, Class A, 1.07% due
                           10/05/2017 (b)(i)                                                                         31,615
                  21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 1.07% due
                           6/01/2025 (i)                                                                             21,350
                           Regional Transportation Authority, Illinois, GO, MERLOTS (i):
                  19,920      Series A24, 1.09% due 7/01/2032 (f)                                                    19,920
                   4,965      Series A41, 1.09% due 6/01/2017 (b)                                                     4,965
                   5,185   Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, Series B-15,
                           1.09% due 6/01/2027 (f)(i)                                                                 5,185
                  33,118   Regional Transportation Authority, Illinois, Revenue Refunding Bonds, FLOATS,
                           Series 818-D, 1.07% due 7/01/2033 (b)(i)                                                  33,117
                   8,300   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical Company
                           Project), VRDN, AMT, 1.13% due 3/01/2028 (i)                                               8,300


Indiana--7.4%     10,000   ABN Amro Munitops Certificates Trust, South Bend, Indiana, Community School District,
                           VRDN, Series 1998-5, 1.09% due 4/05/2006 (e)(i)                                           10,000
                   5,425   Carmel, Indiana, School Building Corporation Revenue Bonds, ROCS, Series II-R-2065,
                           1.08% due 7/15/2020 (f)(i)                                                                 5,425
                  13,000   Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 1.03% due
                           10/01/2037 (i)                                                                            13,000
                 265,000   Indiana Bond Bank, Advance Program Revenue Notes, Series A, 2% due 1/25/2005             266,934
                   5,875   Indiana Bond Bank Revenue Bonds, FLOATS, Series 670, 1.07% due 10/01/2022 (f)(i)           5,875
                           Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN (i):
                  80,700      (Clarian Health Obligation Group), Series C, 1.04% due 3/01/2030                       80,700
                  11,000      (Clarian Health Partners), Series H, 1.04% due 3/01/2033                               11,000
                  15,000      (Community Hospitals Project), Series A, 1.05% due 7/01/2027                           15,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Indiana                    Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds
(concluded)                (Clarian Health Partners), VRDN (i):
               $  51,800      Series B, 1.04% due 2/15/2026                                                     $    51,800
                  50,800      Series C, 1.04% due 2/15/2026                                                          50,800
                     550   Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access
                           Designated Pool), VRDN, 1% due 1/01/2012 (i)                                                 550
                           Indiana Health Facilities Financing Authority, Revenue Refunding Bonds (Ascension
                           Health Credit), VRDN (i):
                  29,200      Series B, 1% due 11/15/2039                                                            29,200
                  16,000      Series GP-A-3, 1.05% due 3/01/2005                                                     16,000
                  17,500      Series GP-A-4, 1.05% due 3/01/2005                                                     17,500
                  40,250   Indiana State Development Finance Authority, Environmental Revenue Bonds (PSI
                           Energy Inc. Projects), VRDN, AMT, Series A, 1.20% due 12/01/2038 (i)                      40,250
                           Indiana State Office Building Commission, Facilities Revenue Bonds (i):
                  48,600      (Miami Correctional Facility--Phase II), VRDN, Series A, 1% due 7/01/2022              48,600
                   5,365      ROCS, Series II-R-4534, 1.08% due 7/01/2020                                             5,365
                  34,995   Municipal Securities Trust Certificates, Indianapolis, Indiana, Local Public
                           Improvement, GO, VRDN, Series 2002-192, Class A, 1.07% due 6/18/2014 (f)(i)               34,995
                   7,700   Whiting, Indiana, Environmental Facilities Revenue Bonds (BP Products North America
                           Project), VRDN, AMT, 1.13% due 7/01/2035 (i)                                               7,700
                           Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds, VRDN, AMT (i):
                   2,400      (Amoco Oil Company Project), 1.13% due 1/01/2026                                        2,400
                   1,000      (Amoco Oil Company Project), 1.13% due 7/01/2031                                        1,000
                   1,800      (BP Products of North America), 1.13% due 1/01/2038                                     1,800
                  16,345      (BP Products Project), Series C, 1.13% due 7/01/2034                                   16,345
                  25,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding Bonds
                           (Amoco Oil Company Project), VRDN, AMT, 1.13% due 1/01/2026 (i)                           25,600


Iowa--0.2%        14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN, AMT,
                           Series B, 1.05% due 12/01/2013 (a)(i)                                                     14,500
                  10,000   Louisa County, Iowa, PCR, Refunding (Iowa--Illinois Gas and Electric), VRDN,
                           Series A, 1.07% due 9/01/2016 (i)                                                         10,000


Kansas--0.2%      13,000   Kansas State Turnpike Authority, Turnpike Revenue Refunding Bonds, PUTTERS,
                           Series 361, 1.05% due 3/01/2011 (a)(i)                                                    13,000
                   6,610   Unified Government of Wyandotte County and Kansas City, Kansas, GO, Municipal
                           Temporary Notes, Series III, 1.08% due 11/01/2004                                          6,610


Kentucky--2.1%     2,500   Boyd County, Kentucky, Sewer and Solid Waste Revenue Bonds (Air Products and
                           Chemicals Project), VRDN, AMT, 1.09% due 6/01/2021 (i)                                     2,500
                  20,930   Carroll County, Kentucky, Solid Waste Disposal Facilities, CP, 1.03% due 4/19/2004        20,930
                           Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott Paper
                           Company Project), VRDN, AMT (i):
                  44,100      Series A, 1.15% due 12/01/2023                                                         44,100
                  26,200      Series B, 1.15% due 12/01/2023                                                         26,200
                   3,375   Eagle Tax-Exempt Trust, Kentucky State Property and Buildings Commission Revenue
                           Refunding Bonds, Series 2004-0002, Class A, 1.08% due 10/01/2018 (e)                       3,375
                  26,000   Jefferson County, Kentucky, CP, 1.02% due 4/05/2004                                       26,000
                           Kenton County, Kentucky, Airport Board, Special Facilities Revenue Refunding Bonds,
                           VRDN (i):
                  26,800      (Airis Cincinnati LLC), AMT, Series A, 1.12% due 7/01/2032                             26,800
                   2,200      Series B, 1.06% due 10/01/2030                                                          2,200
                   1,200   Kentucky Economic Development Finance Authority, Hospital Facilities Revenue
                           Refunding Bonds (Baptist Healthcare), VRDN, Series C, 1.10% due 8/15/2031 (f)(i)           1,200
                   5,060   Kentucky State Property and Buildings Commission Revenue Bonds, FLOATS, Series 874,
                           1.07% due 11/01/2011 (a)(i)                                                                5,060
                   5,900   Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, FLOATS,
                           Series 575, 1.07% due 2/01/2017 (e)(i)                                                     5,900
                  36,475   Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS,
                           Series 488, 1.07% due 7/01/2007 (e)(i)                                                    36,475
                  16,000   Louisville and Jefferson County, Kentucky, Metropolitan Sewer District, Sewer and
                           Drain System Revenue Refunding Bonds, VRDN, Series B, 1.02% due 5/15/2023 (e)(i)          16,000


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Louisiana--    $  17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN,
3.8%                       AMT, 1.21% due 3/01/2025 (i)                                                         $    17,700
                  31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds (Citgo
                           Petroleum Corp.), VRDN, AMT, 1.13% due 3/01/2025 (i)                                      31,500
                  31,845   East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds (Conventional
                           Program Notes), Series A-R-4, 1.139% due 5/03/2004                                        31,845
                  20,000   East Baton Rouge, Louisiana, Mortgage Finance Authority, S/F Mortgage Revenue Bonds,
                           VRDN, Series B, 1.126% due 12/01/2004 (i)                                                 20,000
                   6,379   Jefferson Parish, Louisiana, Home Mortgage Authority, S/F Mortgage Revenue Bonds,
                           AMT, Series B, 1.08% due 9/24/2004                                                         6,379
                  25,000   Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital Revenue
                           Bonds (West Jefferson Medical Center), VRDN, Series B, 1.05% due 1/01/2028 (e)(i)         25,000
                           Louisiana HFA, S/F Mortgage Revenue Refunding Bonds:
                  41,396      1.127% due 5/31/2035                                                                   41,396
                   7,059      AMT, 1.127% due 5/28/2004                                                               7,059
                  10,000      VRDN, 1.117% due 4/29/2005 (i)                                                         10,000
                   6,000   Louisiana Local Government, Environmental Facilities, Community Development
                           Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT, 1.22%
                           due 12/01/2037 (i)                                                                         6,000
                           Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital Facilities
                           Loan Program), VRDN (i):
                  17,765      Series B, 1.10% due 7/01/2023                                                          17,765
                  15,620      Series C, 1.08% due 7/01/2024                                                          15,620
                   2,845   Louisiana State GO, FLOATS, Series 667, 1.08% due 4/01/2019 (b)(i)                         2,845
                           New Orleans, Louisiana, Ernest N. Morial Exhibit Hall Authority, Special Tax (a)(i):
                   5,625      MERLOTS, Series A46, 1.09% due 7/15/2028                                                5,625
                   8,160      ROCS, Series II-R-4038, 1.08% due 7/15/2023                                             8,160
                  21,557   New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds,
                           Series C, 1.134% due 6/01/2042                                                            21,557
                   5,250   New Orleans, Louisiana, IDB, M/F Mortgage Housing Revenue Bonds, VRDN, 1.09% due
                           12/01/2043 (i)                                                                             5,250
                  17,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration & Oil),
                           VRDN, AMT, 1.13% due 10/01/2024 (i)                                                       17,200
                   4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project), VRDN,
                           1.02% due 6/01/2005 (i)                                                                    4,400
                           Saint Charles Parish, Louisiana, PCR, VRDN, AMT (i):
                  48,700      (Shell Oil Company--Norco Project), 1.13% due 11/01/2021                               48,700
                  15,100      (Shell Oil Company--Norco Project), 1.13% due 9/01/2023                                15,100
                  21,000      (Shell Oil Company Project), Series A, 1.13% due 10/01/2022                            21,000
                   4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental Petroleum),
                           VRDN, 1.02% due 7/01/2018 (i)                                                              4,400


Maryland--0.9%     5,345   Anne Arundel County, Maryland, Pollution Revenue Bonds (Baltimore Gas and Electric
                           Company), 1.23% due 7/01/2004                                                              5,345
                  35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS,
                           1% due 10/14/2011 (i)                                                                     35,700
                  38,305   Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding
                           Bonds, FLOATS, Series 867, 1.08% due 7/01/2019 (b)(i)                                     38,305
                  10,000   Montgomery County, Maryland, EDR (Riderwood Village Inc. Project), Refunding, VRDN,
                           1.05% due 3/01/2034 (i)                                                                   10,000


Massachusetts--   10,000   Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001,
1.2%                       Class 2101, 1.02% due 6/15/2033 (i)                                                       10,000
                  29,864   Massachusetts State, GO, Refunding, FLOATS, Series 716D, 1.02% due 8/01/2018 (f)(i)       29,863
                  10,500   Massachusetts State Heritage, CP, 1% due 5/12/2004                                        10,500
                   7,500   New Bedford, Massachusetts, GO, RAN, 1.75% due 6/30/2004                                   7,512
                  51,000   Route 3 North Transit Improvement Association, Massachusetts, Lease Revenue
                           Refunding Bonds, VRDN, Series B, 1% due 6/15/2033 (a)(i)                                  51,000
                  13,500   Springfield, Massachusetts, GO, RAN, 2.25% due 6/30/2004                                  13,532


Michigan--2.7%    15,000   ABN Amro Munitops Certificates Trust, Michigan, GO, Series 2002-29, 1.08% due
                           11/01/2010 (b)                                                                            15,000
                           Detroit, Michigan, City School District (i):
                   4,615      GO, VRDN, Series A, 1.10% due 5/01/2029 (e)                                             4,615
                  46,650      MERLOTS, Series A-113, 1.09% due 5/01/2029                                             46,650


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Michigan                   Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds (e)(i):
(concluded)    $   6,300      MERLOTS, Series B-02, 1.09% due 7/01/2028                                         $     6,300
                   9,755      MSTR, VRDN, SGB 47-A, 1.08% due 7/01/2028                                               9,755
                           Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds (Spectrum
                           Health), VRDN (f)(i):
                  24,200      Series B, 1.04% due 1/15/2026                                                          24,200
                  16,800      Series C, 1.04% due 1/15/2026                                                          16,800
                           Michigan Municipal Bond Authority Revenue Bonds:
                  11,000      Series B-1, 2% due 8/20/2004                                                           11,041
                  24,000      Series B-2, 2% due 8/23/2004                                                           24,091
                   4,300   Michigan State Building Authority, Revenue Refunding Bonds, ROCS, Series II-R-2064,
                           1.08% due 10/15/2021 (f)(i)                                                                4,300
                  22,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, MERLOTS, Series K,
                           1.09% due 11/15/2023 (f)(i)                                                               22,000
                  16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds (Michigan State
                           Hospital), VRDN, Series 1997-24, Class A, 1.07% due 12/01/2005 (e)(i)                     16,505
                  76,920   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne
                           County), VRDN, AMT, Series A, 1.05% due 12/01/2032 (b)(i)                                 76,920


Minnesota--1.5%   30,600   City of Rochester, Minnesota, CP, 0.98% due 5/12/2004                                     30,600
                  18,140   Duluth, Minnesota, EDA, Health Care Facilities Revenue Refunding Bonds, FLOATS,
                           Series 895, 1.08% due 2/15/2020 (a)(i)                                                    18,140
                  14,000   Minnesota Rural Water Finance Authority, Public Projects Construction Notes,
                           Series B, 2% due 10/15/2004                                                               14,068
                           Minnesota State, CP:
                  81,000      1% due 5/03/2004                                                                       81,000
                   9,100      0.96% due 5/11/2004                                                                     9,100


Mississippi--      7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds (Chevron
1.3%                       U.S.A. Inc. Project), VRDN, AMT, 1.13% due 12/15/2024 (i)                                  7,000
                   7,100   Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue
                           Bonds (Mississippi Power Company Project), VRDN, AMT, 1.22% due 7/01/2025 (i)              7,100
                   3,520   Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal
                           Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 1.22% due
                           5/01/2028 (i)                                                                              3,520
                  12,500   Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 1.12% due
                           10/01/2007 (i)                                                                            12,500
                  61,507   Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 714, 1.15%
                           due 10/03/2005 (i)                                                                        61,507
                           Mississippi Hospital Equipment and Facilities Authority Revenue Bonds, VRDN (i):
                  18,700      (Baptist Memorial Hospital Project), 1.04% due 5/01/2021                               18,700
                  25,900      (Mississippi Baptist Medical Center), 1.06% due 7/01/2012                              25,900


Missouri--0.7%    40,000   Lees Summit, Missouri, M/F Housing Revenue Bonds (Affordable Housing Acquisition),
                           VRDN, Series A, 1.33% due 7/01/2046 (i)                                                   40,000
                           Missouri State Health and Educational Facilities Authority, School District Advance
                           Funding Program Revenue Bonds:
                  10,000      (Park Hill School District), Series M, 1.15% due 10/29/2004                            10,000
                   8,000      (Saint Louis County Schools), Series O, 1.18% due 10/29/2004                            8,000
                  10,750   Missouri State Public Utilities Commission, Interim Construction Notes, 2% due
                           10/15/2004                                                                                10,802


Nebraska--1.5%    79,000   American Public Energy Agency, Nebraska, Gas Supply Revenue Bonds (National Public
                           Gas Agency Project), VRDN, Series B, 1.07% due 2/01/2014 (i)                              79,000
                  25,000   Lincoln, Nebraska, Electric System Revenue Bonds, CP, 0.95% due 5/06/2004                 25,000
                   4,395   Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, ROCS,
                           Series II-R-2051, 1.08% due 4/01/2022 (e)(i)                                               4,395
                   4,750   Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 1.12% due
                           6/01/2013 (f)(i)                                                                           4,750
                  32,400   Nebraska Public Power District Revenue Bonds, CP, 0.95% due 4/08/2004                     32,400
                   4,995   Nebraska Public Power District, Revenue Refunding Bonds, ROCS, Series II-R-209,
                           1.08% due 1/01/2012 (f)(i)                                                                 4,995


Nevada--1.5%      29,185   ABN Amro Munitops Certificates Trust, Clark County, Nevada, Airport Revenue Bonds,
                           VRDN, Series 1999-15, 1.09% due 1/02/2008 (f)(i)                                          29,185
                  81,540   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN, Series A,
                           1.01% due 7/01/2012 (f)(i)                                                                81,540


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Nevada         $   3,830   Clark County, Nevada, GO, ROCS, Series II-R-4012, 1.12% due 7/01/2023 (a)(i)         $     3,830
(concluded)       12,500   Clark County, Nevada, IDR (Southwest Gas Corporation Project), VRDN, AMT, Series B,
                           1.07% due 3/01/2038 (i)                                                                   12,500
                   9,055   Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, Series B 10,
                           1.09% due 6/01/2024 (f)(i)                                                                 9,055
                   6,705   Nevada Housing Division Revenue Bonds (Multi-Unit Housing--Mesquite), VRDN, AMT,
                           Series B, 1.40% due 5/01/2028 (i)                                                          6,705
                   7,320   Washoe County, Nevada, School District, GO, ROCS, Series II-R-2012, 1.08% due
                           6/01/2020 (b)(i)                                                                           7,320


New Hampshire--            New Hampshire Higher Educational and Health Facilities Authority, Revenue Refunding
0.2%                       Bonds, FLOATS (b)(i):
                   5,475      Series 772, 1.08% due 1/01/2017                                                         5,475
                  11,000      Series 866, 1.08% due 8/15/2021                                                        11,000
                   7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding
                           Bonds (Wheelabrator), VRDN, Series A, 1.02% due 1/01/2018 (i)                              7,415


New Jersey--      40,000   New Jersey State, TRAN, Series 2004-A, 2% due 6/25/2004                                   40,089
0.4%               4,500   Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                           Bonds (Versatile Structure Obligation), VRDN, AMT, Series 4, 1.15% due 4/01/2024 (i)       4,500


New Mexico--       9,000   New Mexico Mortgage Finance Authority, S/F Mortgage Revenue Bonds, VRDN, AMT, 1.098%
0.1%                       due 3/01/2005 (i)                                                                          9,000


New York--6.6%    19,720   Babylon, New York, IDA, Residential Recovery Revenue Refunding Bonds (Ogden
                           Martin Project), VRDN, 0.99% due 1/01/2019 (e)(i)                                         19,720
                  15,000   Binghamton, New York, GO, Refunding, BAN, 2% due 9/24/2004                                15,065
                  35,000   Buffalo, New York, GO, RAN, Series A, 2.75% due 7/29/2004                                 35,191
                  10,000   Central Islip, New York, Union Free School District, GO, TAN, 1.50% due 6/25/2004         10,013
                   5,500   Connetquot Central School District, New York, Islip, GO, BAN, 2% due 1/27/2005             5,539
                  24,700   Eagle Tax-Exempt Trust, New York State Dormitory Authority (Memorial Sloan),
                           VRDN, Series 98, Class 3202, 1.05% due 7/01/2023 (f)(i)                                   24,700
                   9,100   Elmont, New York, Union Free School District, GO, TAN, 1.50% due 6/29/2004                 9,106
                   8,000   Herricks, New York, Union Free School District, BAN, 2% due 12/02/2004                     8,044
                   9,000   Kings Park, New York, Central School District, GO, TAN, 1.25% due 6/29/2004                9,004
                   6,500   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                           Sub-Series 7-B, 1% due 4/01/2025 (f)(i)                                                    6,500
                  20,000   Metropolitan Transportation Authority, New York, CP, 0.98% due 9/10/2004                  20,000
                  20,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                           Refunding Bonds, VRDN, Series B, 1.01% due 11/01/2022 (e)(i)                              20,000
                  25,000   Monroe County, New York, GO, RAN, 1.75% due 4/15/2004                                     25,006
                  15,930   Monroe County, New York, Public Improvement, GO, Refunding, BAN, 2.25% due
                           12/17/2004                                                                                16,039
                  13,995   Municipal Securities Trust Certificates, New York City, New York, City Transitional
                           Finance Authority, Revenue Bonds, VRDN, Series 2002-202, Class A, 1.04% due
                           10/21/2010 (b)(i)                                                                         13,995
                  21,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                           System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.05% due 6/15/2024 (e)(i)     21,500
                  23,100   New York City, New York, GO, Refunding, VRDN, Sub-Series C-5, 1.01% due 8/01/2020 (i)     23,100
                  40,000   New York City, New York, GO, VRDN, Sub-Series H-3, 0.95% due 3/01/2034 (i)                40,000
                           New York State Dormitory Authority, Mental Health Facilities Improvement Revenue
                           Refunding Bonds, VRDN (e)(i):
                   9,000      Series F-2A, 1% due 2/15/2021                                                           9,000
                  40,000      Series F-2B, 1% due 2/15/2021                                                          40,000
                  17,500   New York State, HFA, Service Contract Revenue Refunding Bonds, VRDN, Series B, 1%
                           due 3/15/2026 (i)                                                                         17,500
                  11,780   New York State Local Government Assistance Corporation, Revenue Refunding Bonds,
                           Sub-Lien, VRDN, Series A-7V, 1% due 4/01/2020 (b)(i)                                      11,780
                   5,995   New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 1.05% due
                           11/15/2015 (f)(i)                                                                          5,995
                   9,600   Putnam County, New York, GO, TAN, 2% due 11/19/2004                                        9,651
                           Rochester, New York, GO:
                  75,805      BAN, Series II, 2% due 10/22/2004                                                      76,174
                  17,000      RAN, Series III, 2% due 6/30/2004                                                      17,038
                  12,437   Solvay, New York, Union Free School district, GO, Refunding, BAN, 1.40% due 7/20/2004     12,452


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
New York       $ 110,000   Suffolk County, New York, GO, TAN, Series I, 2% due 8/12/2004                        $   110,391
(concluded)       10,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                           Refunding Bonds, VRDN, Series B, 1% due 1/01/2032 (a)(i)                                  10,000
                   5,275   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, FLOATS,
                           Series 729, 1.05% due 11/15/2019 (f)(i)                                                    5,275
                  31,900   William Floyd Union Free School District, Mastics-Moriches-Shirley, GO, TAN,
                           1.25% due 6/25/2004                                                                       31,911


North             17,000   Mecklenburg County, North Carolina, GO, VRDN, Series B, 2% due 2/01/2005 (i)              17,129
Carolina--0.5%    19,995   Municipal Securities Trust Certificates, North Carolina Eastern Municipal Power
                           Agency, Refunding, VRDN, Series 2002-201, Class A, 1.05% due 4/12/2017 (i)                19,995
                   8,165   North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds,
                           MERLOTS, Series A22, 1.09% due 1/01/2024 (i)                                               8,165
                   4,500   North Carolina State, GO, MERLOTS, Series A23, 1.09% due 3/01/2027 (i)                     4,500
                   4,200   Wake County, North Carolina, Industrial Facilities and Pollution Control Financing
                           Authority Revenue Bonds (Solid Waste Disposal--Highway 55), VRDN, AMT, 1.16% due
                           9/01/2013 (i)                                                                              4,200


North Dakota--     9,610   North Dakota Rural Water Finance Corporation, Public Projects Construction Notes,
0.2%                       VRDN, 2% due 10/15/2004 (i)                                                                9,652
                   6,340   Oliver City, North Dakota, PCR, Refunding, MERLOTS, Series B07, 1.09% due
                           1/01/2027 (a)(i)                                                                           6,340


Ohio--0.9%        22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503, 1.08%
                           due 2/15/2026 (i)                                                                         22,275
                  10,500   Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN,
                           Series 95, Class 3502, 1.08% due 7/01/2015 (i)                                            10,500
                  28,000   Hamilton County, Ohio, Health Care Facilities Revenue Bonds (Twin Towers and
                           Twin Lakes), VRDN, Series A, 1.04% due 7/01/2023 (i)                                      28,000
                           Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Cincinnati
                           Gas and Electric), VRDN (i):
                   7,900      Series A, 1.20% due 9/01/2030                                                           7,900
                  16,300      Series B, 1.22% due 9/01/2030                                                          16,300
                   5,000   Ohio State, GO, FLOATS, Series 603, 1.07% due 9/15/2020 (e)(i)                             5,000


Oklahoma--1.7%    18,665   Comanche County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, VRDN,
                           Series A, 1.16% due 4/01/2004 (i)                                                         18,665
                           Moore, Oklahoma, EDA, S/F Mortgage Revenue Bonds:
                   7,000      Series A, 0.962% due 4/08/2004                                                          7,000
                   2,900      VRDN, Series B-R-3, 0.972% due 4/14/2005 (i)                                            2,900
                  35,000   Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County Housing
                           Preservation), VRDN, 1.13% due 1/01/2033 (i)                                              35,000
                  26,760   Oklahoma County, Oklahoma, Home Financing Authority, S/F Mortgage Revenue Bonds,
                           VRDN, Series A, 1.161% due 5/01/2006 (i)                                                  26,760
                   5,000   Oklahoma State Development Finance Authority Revenue Bonds (ConocoPhilips Company
                           Project), VRDN, AMT, 1.35% due 12/01/2004 (i)                                              5,000
                   4,500   Oklahoma State HFA, S/F Mortgage Revenue Refunding Bonds, AMT, 1.08% due 8/31/2004         4,500
                   1,500   Oklahoma State Industries Authority, Revenue Refunding Bonds (Integris Baptist),
                           VRDN, Series B, 1.10% due 8/15/2029 (f)(i)                                                 1,500
                           Oklahoma State Water Resource Board, State Loan Program Revenue Bonds, Series A:
                  30,985      0.87% due 4/01/2004                                                                    30,985
                  31,000      0.98% due 10/01/2004                                                                   31,000
                   8,200   Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, VRDN,
                           Series A, 1.157% due 4/01/2004 (i)                                                         8,200


Oregon--0.2%      11,730   ABN Amro Munitops Certificates Trust, Portland, Oregon, GO, VRDN, Series 2001-4,
                           1.07% due 6/01/2009 (f)(i)                                                                11,730
                   4,250   Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds (Waste Management Inc.
                           Project), VRDN, 1.08% due 7/01/2027 (i)                                                    4,250
                   7,000   Oregon State Health, Housing, Educational and Cultural Facilities Authority Revenue
                           Bonds (Sacred Heart Medical Center), VRDN, Series A, 1% due 11/01/2028 (i)                 7,000


Pennsylvania--    37,330   Allegheny County, Pennsylvania, GO, Refunding, Series C-50, 1.30% due 5/03/2004           37,330
3.8%               7,800   Arkansas State Development Finance Authority, M/F Housing Revenue Bonds (Chapelridge
                           Benton Project), VRDN, AMT, Series C, 1.14% due 6/01/2032 (i)                              7,800
                   2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project),
                           VRDN, 1.04% due 12/01/2014 (i)                                                             2,500
                  25,240   Dauphin County, Pennsylvania, General Authority, Revenue Refunding Bonds (School
                           District Pooled Financing Program II), VRDN, 1.05% due 9/01/2032 (a)(i)                   25,240


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Pennsylvania               Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
(concluded)                Revenue Bonds, VRDN (i):
               $  15,600      Mode 1, 1.04% due 8/01/2016                                                       $    15,600
                  15,100      Series B, 1.04% due 12/01/2020                                                         15,100
                   5,400      Series C, 1.04% due 12/01/2020                                                          5,400
                  15,150      Series D, 1.04% due 12/01/2020                                                         15,150
                  18,735   Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803, 1.08% due
                           5/01/2008 (i)                                                                             18,735
                           Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN (i):
                  13,200      (Pennsylvania Loan Program), Series A, 1.02% due 3/01/2030 (e)                         13,200
                  10,625      Series A, 1.05% due 3/01/2024                                                          10,625
                   7,500      Series D, 1.05% due 3/01/2024                                                           7,500
                  12,020   Erie County, Pennsylvania, Hospital Authority Revenue Bonds, FLOATS, Series 820,
                           1.07% due 7/01/2022 (f)(i)                                                                12,020
                  12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.08% due
                           9/15/2020 (i)                                                                             12,000
                   5,000   Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, Series B19, 1.09% due
                           2/15/2027 (f)(i)                                                                           5,000
                  30,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                           Bonds (Reliant Energy Seward, LLC Project), VRDN, AMT, Series A, 1.09% due
                           12/01/2036 (i)                                                                            30,000
                           Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds,
                           VRDN, Series A (a)(i):
                  18,700      1.03% due 12/01/2025                                                                   18,700
                  50,000      AMT, 1.05% due 6/01/2029                                                               50,000
                  10,665   Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding bonds, VRDN,
                           Series B, 1.02% due 12/01/2012 (i)                                                        10,665
                  49,200   Philadelphia, Pennsylvania, Water and Wastewater Revenue Refunding Bonds, VRDN,
                           1.03% due 6/15/2023 (e)(i)                                                                49,200
                   9,120   Southeastern Pennsylvania Transportation Authority, Special Revenue Bonds, Series A,
                           5.75% due 3/01/2005 (b)                                                                    9,583
                  22,000   Temple University of the Commonwealth System of Higher Education, Pennsylvania,
                           University Funding Obligation Revenue Bonds, 1.20% due 5/04/2004                          22,000


Rhode Island--             Rhode Island State and Providence Plantations, GO, FLOATS (i):
0.4%              26,160      Series 568, 1.07% due 9/01/2017 (f)                                                    26,160
                  16,095      Series 720, 1.07% due 11/01/2022 (b)                                                   16,095


South             12,195   ABN Amro Munitops Certificates Trust, Lexington County, South Carolina, GO, VRDN,
Carolina--1.4%             Series 2001-37, 1.09% due 2/01/2010 (b)(i)                                                12,195
                           Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
                           (Amoco Chemical Company Project), VRDN, AMT (i):
                  15,300      1.13% due 4/01/2027                                                                    15,300
                   8,300      1.13% due 4/01/2028                                                                     8,300
                   7,500   Dorchester County, South Carolina, GO, TAN, 1.75% due 4/15/2004                            7,500
                           Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment
                           Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (i):
                  35,000      1.13% due 4/01/2026                                                                    35,000
                  19,200      1.13% due 4/01/2027                                                                    19,200
                  26,000   Oconee County, South Carolina, PCR, Refunding (Duke Energy Corporation), VRDN,
                           1.05% due 2/01/2017 (i)                                                                   26,000
                   6,250   South Carolina Jobs EDA, EDR (Holcim (US) Inc. Project), VRDN, AMT, 1.15% due
                           12/01/2033 (i)                                                                             6,250
                  12,500   South Carolina Transportation Infrastructure Bank Revenue Bonds, FLOATS, Series 728,
                           1.07% due 10/01/2022 (a)(i)                                                               12,500


South Dakota--    13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake Mining),
0.1%                       VRDN, AMT, Series A, 1.16% due 7/01/2032 (i)                                              13,300


Tennessee--5.8%            Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing
                           (Tennessee Municipal Bond Fund), VRDN (i):
                  41,995      1.05% due 11/01/2027                                                                   41,995
                  75,500      1.05% due 6/01/2029                                                                    75,500
                           Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN (e)(i):
                  15,335      (Sub-Gas System), 1.09% due 1/15/2005                                                  15,335
                  17,900      (Sub-Wastewater System), 1.09% due 1/15/2005                                           17,900
                   8,100   Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project),
                           VRDN, 1.01% due 6/01/2023 (i)                                                              8,100


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Tennessee      $   6,450   Memphis, Tennessee, Health, Educational and Housing Facility Board, M/F Housing
(concluded)                Revenue Bonds (Chickasaw Place Apartments), VRDN, AMT, 1.17% due 6/01/2033 (i)       $     6,450
                  25,000   Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds
                           (Not-for-Profit M/F Program), VRDN, 1.13% due 8/01/2032 (i)                               25,000
                           Metropolitan Government of Nashville and Davidson County, Tennessee, Health and
                           Education Facilities Board Revenue Bonds:
                  15,000      (Ascension Health Credit), Series B-2, 1.20% due 1/04/2005                             15,000
                   4,195      FLOATS, Series 533, 1.07% due 11/15/2016 (e)(i)                                         4,195
                           Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue
                           Bonds, VRDN (i):
                   2,980      (Montgomery County Loan), 1.05% due 7/01/2019                                           2,980
                  32,290      (Tennessee County Loan Pool), 1.05% due 11/01/2027                                     32,290
                           Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                           Public Improvement II, VRDN (a)(i):
                   7,100      Series A-1, 1.05% due 6/01/2024                                                         7,100
                   5,105      Series E-2, 1.05% due 6/01/2021                                                         5,105
                  15,000      Series F-3, 1.05% due 6/01/2005                                                        15,000
                           Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government
                           Public Improvement III, VRDN (i):
                  69,900      AMT, Series A, 1.15% due 6/01/2028 (a)                                                 69,900
                  10,000      Series D-2, 1.05% due 6/01/2017 (a)                                                    10,000
                   4,525      Series D-6, 1.05% due 6/01/2020 (a)                                                     4,525
                  19,035      Series E-1, 1.05% due 6/01/2025                                                        19,035
                  10,000      Series E-4, 1.05% due 6/01/2025 (a)                                                    10,000
                           Shelby County, Tennessee, CP:
                  17,500      1% due 4/06/2004                                                                       17,500
                  40,900      1% due 4/08/2004                                                                       40,900
                  12,000   Shelby County, Tennessee, Health, Educational and Housing Facilities Board Revenue
                           Bonds (Hutchison School Project), VRDN, 1.05% due 5/01/2026 (i)                           12,000
                           Tennessee HDA, S/F Mortgage Revenue Bonds, VRDN (i):
                   3,330      AMT, Series CN1-C, 0.962% due 12/08/2005                                                3,330
                  48,000      AMT, Series CN1-R4, 0.962% due 6/10/2004                                               48,000
                   2,735      Series CN1-1C, 0.962% due 12/08/2005                                                    2,735
                   1,290      Series CN1-R3, 0.963% due 12/08/2005                                                    1,290
                  61,430      Series CN1-R4, 0.962% due 6/10/2004                                                    61,430
                  21,000   Tennessee State Local Development Authority Revenue Bonds (Student Loan Program),
                           BAN, Series A, 2% due 6/07/2004                                                           21,039


Texas--15.6%      15,750   ABN Amro Munitops Certificates Trust, Houston, Texas, Airport Revenue Bonds, AMT,
                           Series 1998-15, 1.14% due 7/05/2006 (b)                                                   15,750
                   9,030   ABN Amro Munitops Certificates Trust, Texas Permanent School Fund, Independent
                           School District, VRDN, Series 2001-8, 1.09% due 2/15/2007 (i)                              9,030
                  24,900   Austin, Texas, Airport System Revenue Bonds, VRDN, AMT, Series A, 1.07% due
                           11/15/2017 (i)                                                                            24,900
                   5,000   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue
                           Bonds (Scott & White Memorial Hospital), VRDN, Series 2001-2, 1.12% due
                           8/15/2031 (f)(i)                                                                           5,000
                  13,820   Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.07% due 8/15/2008 (f)(i)        13,820
                  10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria County Revenue
                           Bonds (BASF Corp.), VRDN, AMT, 1.21% due 4/01/2032 (i)                                    10,000
                  25,000   Brazos River, Texas, Harbor Industrial Development Corporation Revenue Bonds (BASF
                           Corporation Project), VRDN, AMT, 1.11% due 5/01/2038 (i)                                  25,000
                  20,300   Calhoun County, Texas, Navigation IDA, Port Revenue Bonds (Formosa Plastics
                           Corporation Project), VRDN, AMT, 1.09% due 11/01/2015 (i)                                 20,300
                           Cameron County, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds:
                   9,074      AMT, Series A, 0.953% due 6/01/2004                                                     9,074
                   5,000      VRDN, 1.128% due 9/01/2006 (i)                                                          5,000
                  19,134   Central Texas Housing Finance Corporation, S/F Mortgage Revenue Bonds, AMT, Series A,
                           1.135% due 7/01/2004                                                                      19,134
                   7,415   Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax Revenue
                           Refunding Bonds, ROCS, Series II-R-2001, 1.08% due 9/01/2017 (a)(i)                        7,415
                   4,000   Corpus Christi, Texas, Industrial Development Corp., IDR (Dedietrich USA Incorporated
                           Project), VRDN, AMT, 1.19% due 11/01/2008 (i)                                              4,000
                   2,865   Dallas, Texas, Area Rapid Transit Revenue Refunding Bonds, ROCS, Series II-R-2078,
                           1.08% due 12/01/2022 (a)(i)                                                                2,865


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Texas                      Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT (i):
(continued)    $   4,408      FLOATS, Series 824, 1.25% due 11/01/2015 (a)                                      $     4,408
                   7,140      PUTTERS, Series 350, 1.10% due 5/01/2011 (f)                                            7,140
                   2,500      PUTTERS, Series 351, 1.10% due 5/01/2008 (e)                                            2,500
                   4,995      PUTTERS, Series 385, 1.10% due 5/01/2008 (b)                                            4,995
                   3,000      ROCS, Series II-R-268, 1.08% due 11/01/2033 (f)                                         3,000
                           Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT (f)(i):
                  25,300      Series SGB-49, 1.15% due 11/01/2023                                                    25,300
                   9,495      Series SGB-52, 1.10% due 11/01/2017                                                     9,495
                           Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN (I):
                  23,885      AMT, Series SGB-46, 1.10% due 11/01/2020 (f)                                           23,885
                   6,600      Series SGB-52, 1.08% due 11/01/2015 (b)                                                 6,600
                   6,000   Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 1.08% due
                           12/01/2026 (a)(i)                                                                          6,000
                   8,435   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, International Airport Revenue
                           Bonds, AMT, Series 2003-0020, Class A, 1.12% due 11/01/2032 (a)(i)                         8,435
                   9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301,
                           1.08% due 11/01/2005 (i)                                                                   9,900
                   4,915   Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 1.08% due
                           8/15/2026 (i)                                                                              4,915
                   4,500   Fort Bend County, Texas, GO, MSTR, VRDN, SGB-46-A, 1.08% due 3/01/2032 (f)(i)              4,500
                   5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding Bonds
                           (Southern Air Transport), VRDN, 1.07% due 3/01/2010 (i)                                    5,300
                  10,000   Gulf Coast IDA, Texas, Environmental Facilities Revenue Refunding Bonds (Citgo
                           Petroleum Corporation Project), VRDN, AMT, 1.13% due 4/01/2029 (i)                        10,000
                   9,100   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company Project),
                           VRDN, AMT, 1.13% due 4/01/2028 (i)                                                         9,100
                   7,400   Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                           Corporation Project), VRDN, AMT, 1.13% due 4/01/2026 (i)                                   7,400
                           Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                           Bonds, VRDN, AMT (I):
                  19,000      (American Acryl LP Project), 1.10% due 5/01/2038                                       19,000
                  25,000      (American Acryl LP Project), Series B, 1.12% due 9/01/2036                             25,000
                  21,275      (Amoco Oil Company Project), 1.13% due 4/01/2032                                       21,275
                   2,200      (BP Amoco Chemical Company), 1.13% due 5/01/2038                                        2,200
                  14,900      (BP Amoco Chemical Company Project), Series B, 1.13% due 9/01/2038                     14,900
                   9,300      (BP Products North America Project), 1.13% due 7/01/2034                                9,300
                   8,000      (BP Products North America Project), 1.13% due 7/01/2036                                8,000
                  16,300   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue
                           Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.13% due 1/01/2026 (i)           16,300
                           Gulf Coast Waste Disposal Authority, Texas, Revenue Bonds, VRDN, AMT (i):
                  12,500      (Air Products Project), 1.09% due 3/01/2035                                            12,500
                   6,600      (Amoco Oil Company Project), 1.13% due 7/01/2027                                        6,600
                  17,710   Harris County, Texas, FLOATS, Series SG-45, 1.07% due 8/15/2016 (i)                       17,710
                  10,800   Harris County, Texas, Health Facilities Development Corporation Revenue Refunding
                           Bonds (Methodist Hospital), VRDN, 1.12% due 12/01/2032 (i)                                10,800
                           Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal
                           Revenue Bonds, VRDN, AMT (i):
                  12,500      (Deer Park), Series 95-B, 1.14% due 3/01/2023                                          12,500
                  46,100      (Deer Park Limited Partnership), Series A, 1.14% due 2/01/2023                         46,100
                  10,355   Harris County, Texas, Revenue Refunding Bonds, ROCS, Series II-R-1030, 1.08% due
                           8/15/2017 (e)(i)                                                                          10,355
                  19,275   Hockley County, Texas, Industrial Development Corporation, PCR (Amoco Project-Standard
                           Oil Company), VRDN, 0.90% due 9/01/2004 (i)                                               19,269
                  18,382   Houston, Texas, Housing Finance Corporation, S/F Mortgage Revenue Refunding Bonds,
                           1.175% due 12/01/2033 (i)                                                                 18,382
                  75,000   Houston, Texas, Independent School District, GO, Refunding (School Building), VRDN,
                           1.05% due 6/03/2004 (i)                                                                   74,995
                           Houston, Texas, Water and Sewer Enterprise, CP:
                  20,000      0.95% due 5/20/2004                                                                    20,000
                  16,500      0.99% due 5/25/2004                                                                    16,500
                   7,820   Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, Series A-128, 1.09%
                           due 12/01/2029 (f)(i)                                                                      7,820
                   3,385   Irving, Texas, Independent School District, GO, Refunding, ROCS, Series II-R-2028,
                           1.08% due 2/15/2022 (i)                                                                    3,385


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Texas          $   4,860   Middle Rio Grande, Texas, Housing Finance Corporation, S/F Revenue Bonds, FLOATS,
(concluded)                AMT, Series 709, 1.15% due 8/02/2004 (i)                                             $     4,860
                  10,395   Municipal Securities Trust Certificates, Austin, Texas, Water Revenue Refunding
                           Bonds, VRDN, Series 2001-134, Class A, 1.07% due 5/15/2010 (e)(i)                         10,395
                           North Texas Higher Education Authority Inc., Student Loan Revenue Bonds, VRDN,
                           AMT (a)(i):
                  12,800      Series C, 1.07% due 4/01/2020                                                          12,800
                  13,700      Series F, 1.07% due 4/01/2020                                                          13,700
                  26,000   North Texas Higher Education Authority Inc., Student Loan Revenue Refunding Bonds,
                           VRDN, AMT, 1.07% due 12/01/2032 (i)                                                       26,000
                           Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student Loan
                           Revenue Bonds, VRDN, AMT (f)(i):
                  34,800      Series A, 1.05% due 6/01/2021                                                          34,800
                   3,300      Series B, 1.05% due 6/01/2021                                                           3,300
                   7,100   Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student Loan
                           Revenue Refunding Bonds, VRDN, AMT, Series A, 1.05% due 6/01/2008 (f)(i)                   7,100
                   5,000   Pasadena, Texas, Independent School District, GO, VRDN, Series A, 1.35% due
                           4/01/2004 (i)                                                                              5,000
                  17,335   Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding
                           Bonds (Motiva Enterprises Project), VRDN, AMT, 1.15% due 12/01/2027 (i)                   17,335
                  10,000   Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt
                           Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT, 1.09%
                           due 4/01/2036 (i)                                                                         10,000
                           Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT (i):
                  20,000      (BASF Corporation Project) 1.21% due 4/01/2033                                         20,000
                  10,000      Multi-Mode (Atofina Petrochemicals), Series B, 1.10% due 4/01/2027                     10,000
                  19,200   Port Corpus Christi, Texas, Industrial Development Corporation, Environmental
                           Facilities Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT, 1.13%
                           due 8/01/2028 (i)                                                                         19,200
                  50,000   Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue Refunding
                           Bonds (Flint Hills Resources), VRDN, AMT, Series A, 1.35% due 7/01/2029 (i)               50,000
                  13,500   San Antonio, Texas, Electric and Gas Revenue Bonds, Series 1998-22, 1.09% due
                           1/03/2007                                                                                 13,500
                  10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51, 1.07%
                           due 8/15/2019 (i)                                                                         10,000
                  29,950   San Antonio, Texas, Independent School District, Series 1999-10, 1.09% due 3/07/2007      29,950
                   5,395   Southeast Texas Housing Finance Corporation Revenue Bonds, FLOATS, AMT, Series 661,
                           1.15% due 4/01/2005 (i)                                                                    5,395
                   9,500   Southeast Texas Housing Finance Corporation Revenue Refunding Bonds, 1.078% due
                           4/01/2005                                                                                  9,500
                  55,760   Texas Municipal Power Agency Revenue Bonds, Series 91, CP, 0.95% due 4/05/2004            55,760
                  45,000   Texas State, College Student Loan, GO, Refunding, AMT, 0.95% due 7/01/2004                45,000
                   5,845   Texas State, GO, Refunding, FLOATS, Series 657, 1.07% due 4/01/2010 (i)                    5,845
                 420,500   Texas State, TRAN, 2% due 8/31/2004                                                      421,968
                   5,495   Texas State University System, Financing Revenue Refunding Bonds, ROCS,
                           Series II-R-1011, 1.08% due 3/15/2019 (e)(i)                                               5,495
                           University of Texas Revenue Bonds, CP:
                  15,000      Series 2002A, 0.97% due 6/01/2004                                                      15,000
                  15,200      Series 2002A, 0.97% due 6/02/2004                                                      15,200
                   6,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste District
                           Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 1.13% due 4/01/2031 (i)              6,200


Utah--0.1%         8,300   Utah Water Finance Agency, Tender Option Revenue Bonds, VRDN, Series A-9, 1.05%
                           due 7/01/2034 (a)(i)                                                                       8,300


Vermont--0.0%      3,130   Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16-A, 1.15% due 5/01/2032 (e)(i)         3,130


Virginia--0.9%     1,700   Metropolitan Washington Airports Authority, D.C., Airport System Revenue Refunding
                           Bonds, PUTTERS, AMT, Series 404, 1.10% due 10/01/2011 (b)(i)                               1,700
                   7,725   Metropolitan Washington Airports Authority, D.C., System Revenue Bonds, ROCS,
                           Series II-R-195, 1.12% due 10/01/2032 (b)(i)                                               7,725
                  13,995   Metropolitan Washington Airports Authority, D.C., Virginia Airports Authority,
                           General Airport Revenue Bonds, PUTTERS, AMT, Series 240, 1.10% due 10/01/2021 (f)(i)      13,995
                  66,400   Norfolk, Virginia, IDA, Revenue Bonds (Pooled Financing Program--Sentrar), CP, 1%
                           due 5/11/2004                                                                             66,400


Washington--      20,000   ABN Amro Munitops Certificates Trust, Port Seattle, Washington, Revenue Bonds, VRDN,
1.8%                       Series 1998-16, 1.09% due 10/04/2006 (f)(i)                                               20,000
                  22,900   Clark County, Washington, Public Utility District Number 001, Generating System
                           Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 1.13% due 1/01/2025 (e)(i)           22,900
                   8,985   Grant County, Washington, Public Utility District Number 002, Electric Revenue
                           Refunding Bonds, ROCS, Series II-R-2039, 1.08% due 1/01/2019 (e)(i)                        8,985


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (continued)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
State          Amount      Municipal Bonds                                                                          Value
Washington     $   5,270   King County, Washington, School District Number 410, Snoqualmie Valley, GO, ROCS,
(concluded)                Series II-R-4513, 1.08% due 12/01/2020 (e)(i)                                        $     5,270
                  14,810   King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, Series 554, 1.07%
                           due 7/01/2009 (b)(i)                                                                      14,810
                   2,285   Lewis County, Washington, Public Utility District Number 001, Cowlitz Falls
                           Hydroelectric Revenue Refunding Bonds, Series II-R-4026, 1.08% due 10/01/2023 (f)          2,285
                  14,070   Municipal Securities Trust Certificates, Washington State Motor Vehicle Fuel Tax,
                           GO, VRDN, Series 2001-112, Class A, 1.13% due 1/07/2021 (i)                               14,070
                   4,980   Port Seattle, Washington, Revenue Bonds, MERLOTS, AMT, Series B04, 1.14% due
                           9/01/2015 (b)(i)                                                                           4,980
                   4,985   Seattle, Washington, Water System Revenue Refunding Bonds, ROCS, Series II-R-4006,
                           1.08% due 9/01/2022 (f)(i)                                                                 4,985
                   4,930   Snohomish County, Washington, GO, ROCS, Series II-R-1059, 1.08% due 12/01/2020 (f)(i)      4,930
                   3,495   Spokane County, Washington, Spokane School District Number 081, GO, ROCS,
                           Series II-R-4000, 1.08% due 12/01/2019 (e)(i)                                              3,495
                  14,060   Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, Series 555, 1.07% due
                           12/01/2009 (b)(i)                                                                         14,060
                  15,075   Washington State, GO, PUTTERS, Series 333, 1.11% due 12/01/2014 (f)(i)                    15,075
                  12,925   Washington State, GO, Refunding, MERLOTS, Series A57, 1.09% due 1/01/2011 (f)(i)          12,925
                           Washington State Housing Finance Commission, M/F Housing Revenue Bonds, VRDN, AMT (i):
                   6,400      (Arbors on the Park Project), 1.10% due 10/01/2024                                      6,400
                   9,505      (Courtside Apartments Project), 1.12% due 1/01/2026                                     9,505
                           Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds,
                           VRDN (f)(i):
                   6,155      (Project Number 2), Series 2A-2, 1% due 7/01/2012                                       6,155
                  14,530      (Project Number 3), Series 3-A, 1% due 7/01/2018                                       14,530


West              10,695   ABN Amro Munitops Certificates Trust, West Virginia State, GO, VRDN, Series 2000-12,
Virginia--0.2%             1.09% due 6/04/2008 (f)(i)                                                                10,695
                  11,220   Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc Group Inc.
                           Project), VRDN, 1.01% due 8/01/2005 (i)                                                   11,220


Wisconsin--1.7%   16,000   Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project), VRDN,
                           Series B, 1.50% due 9/01/2005 (i)                                                         16,000
                  14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901, 1.08% due
                           12/15/2026 (i)                                                                            14,850
                   3,715   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT, 1.24%
                           due 8/01/2009 (i)                                                                          3,715
                  19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin Electric
                           Power Company), VRDN, Series C, 1.32% due 9/01/2030 (i)                                   19,000
                   4,965   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds,
                           VRDN, AMT, Series B, 1.07% due 9/01/2034 (i)                                               4,965
                   6,905   Wisconsin Housing and Economic Development Authority, Home Ownership Revenue
                           Refunding Bonds, VRDN, AMT, Series E, 1.07% due 3/01/2028 (i)                              6,905
                   6,000   Wisconsin Rural Water Construction Loan Program, Commission Revenue Bonds, BAN,
                           2% due 10/15/2004                                                                          6,026
                           Wisconsin State, GO, CP:
                  34,935      0.97% due 4/07/2004                                                                    34,935
                  12,670      Series 2000-A, 1% due 5/03/2004                                                        12,670
                  26,500      Series 2000-A, 1.05% due 6/01/2004                                                     26,500
                  10,400      Series 2002-A, 1% due 5/03/2004                                                        10,400
                   8,000      Series 2004-A, 0.98% due 5/07/2004                                                      8,000
                  14,030   Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021, 1.08% due
                           7/01/2021 (b)(i)                                                                          14,030


Wyoming--0.3%     12,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 1.15% due
                           11/01/2024 (a)(i)                                                                         12,960
                  16,960   Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN, 1.15%
                           due 11/01/2024 (a)(i)                                                                     16,960


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Schedule of Investments (concluded)                                       Master Tax-Exempt Trust            (In Thousands)

               Face
               Amount      Municipal Bonds                                                                          Value
Puerto         $  45,000   Puerto Rico Commonwealth, TRAN, 2% due 7/30/2004                                     $    45,149
Rico--0.6%        12,800   Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                           Series SGA-43, 1.02% due 7/01/2022 (i)                                                    12,800


                           Total Investments (Cost--$10,335,288)--100.8%                                         10,335,288
                           Liabilities in Excess of Other Assets--(0.8%)                                           (82,658)
                                                                                                                -----------
                           Net Assets--100.0%                                                                   $10,252,630
                                                                                                                ===========

(a)AMBAC Insured.

(b)FGIC Insured.

(c)FHLMC Collateralized.

(d)FNMA Collateralized.

(e)FSA Insured.

(f)MBIA Insured.

(g)Radian Insured.

(h)XL Capital Insured.

(i)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2004.

(j)CIFG Insured.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statement of Assets and Liabilities                                                                 Master Tax-Exempt Trust

As of March 31, 2004
Assets

               Investments in unaffiliated securities, at value
               (identified cost--$10,335,287,923*)                                                          $10,335,287,923
               Cash                                                                                                  99,379
               Receivables:
                  Interest                                                                $    32,288,701
                  Contributions                                                                    66,480
                  Securities sold                                                                  15,690        32,370,871
                                                                                          ---------------
               Prepaid expenses                                                                                      60,580
                                                                                                            ---------------
               Total assets                                                                                  10,367,818,753
                                                                                                            ---------------

Liabilities

               Payables:
                  Securities purchased                                                        114,781,273
                  Investment adviser                                                              187,937
                  Other affiliates                                                                 49,311       115,018,521
                                                                                          ---------------
               Accrued expenses                                                                                     170,106
                                                                                                            ---------------
               Total liabilities                                                                                115,188,627
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $10,252,630,126
                                                                                                            ===============

Net Assets Consist of

               Investors' capital                                                                           $10,252,630,126
                                                                                                            ---------------
               Net Assets                                                                                   $10,252,630,126
                                                                                                            ===============

*Cost for Federal income tax purposes was $10,335,354,442. As of March 31, 2004, net unrealized depreciation for Federal income tax purposes amounted to $66,519, all of which related to depreciated securities.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statement of Operations                                                                             Master Tax-Exempt Trust

For the Year Ended March 31, 2004
Investment Income

               Interest and amortization of premium and discount earned                                     $   114,246,122

Expenses

               Investment advisory fees                                                   $    13,919,209
               Accounting services                                                              1,242,799
               Custodian fees                                                                     218,869
               Professional fees                                                                   69,950
               Trustees' fees and expenses                                                         62,799
               Pricing fees                                                                        60,602
               Printing and shareholder reports                                                    14,140
               Other                                                                              143,497
                                                                                          ---------------
               Total expenses                                                                                    15,731,865
                                                                                                            ---------------
               Investment income--net                                                                            98,514,257
                                                                                                            ---------------

Realized Loss on Investments--Net

               Realized loss on investments--net                                                                  (272,665)
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $    98,241,592
                                                                                                            ===============

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Statements of Changes in Net Assets                                                                 Master Tax-Exempt Trust

                                                                                           For the         For the Period
                                                                                          Year Ended    February 13, 2003++
                                                                                          March 31,         to March 31,
Increase (Decrease) in Net Assets:                                                           2004               2003
Operations

               Investment income--net                                                     $    98,514,257   $    13,938,742
               Realized gain (loss) on investments--net                                         (272,665)           291,802
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                            98,241,592        14,230,544
                                                                                          ---------------   ---------------

Capital Transactions

               Proceeds from contributions                                                 38,210,930,891     3,757,178,224
               Fair value of net asset contributions                                                   --    10,591,437,724
               Fair value of withdrawals                                                 (38,647,721,740)   (3,771,767,109)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from capital transactions      (436,790,849)    10,576,848,839
                                                                                          ---------------   ---------------

Net Assets

               Total increase (decrease) in net assets                                      (338,549,257)    10,591,079,383
               Beginning of period                                                         10,591,179,383           100,000
                                                                                          ---------------   ---------------
               End of period                                                              $10,252,630,126   $10,591,179,383
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Financial Highlights                                                                                Master Tax-Exempt Trust

                                                                                           For the         For the Period
                                                                                          Year Ended    February 13, 2003++
The following ratios have been derived from                                               March 31,         to March 31,
information provided in the financial statements.                                            2004               2003
Total Investment Return

               Total investment return                                                               .94%             .68%*
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses                                                                              .15%             .21%*
                                                                                          ===============   ===============
               Investment income and realized gain (loss) on investments--net                        .94%            1.04%*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $    10,252,630   $    10,591,179
                                                                                          ===============   ===============

*Annualized.

++Commencement of operations.

See Notes to Financial Statements.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Notes to Financial Statements
Master Tax-Exempt Trust


1. Significant Accounting Policies:
Master Tax-Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2004, the Trust reimbursed FAM $203,561 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Independent Auditors' Report
Master Tax-Exempt Trust


To the Investors and Board of Trustees of Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Tax-Exempt Trust as of March 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets, and its financial highlights for the year then ended and for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 14, 2004



WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Interested Trustee

Terry K. Glenn*       President    2003 to    President of the Merrill Lynch Investment     124 Funds      None
P.O. Box 9011         and          present    Managers, L.P. ("MLIM")/Fund Asset            160 Portfolios
Princeton,            Trustee                 Management, L.P. ("FAM")--Advised
NJ 08543-9011                                 Funds since 1999; Chairman (Americas Region)
Age: 63                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and
                                              Director of Princeton Services, Inc.
                                              ("Princeton Services") from 1993 to 2002;
                                              President of Princeton Administrators, L.P.
                                              from 1989 to 2002; Director of Financial
                                              Data Services, Inc. since 1985.


* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.



Independent Trustees*

Ronald W. Forbes      Trustee      2003 to    Professor Emeritus of Finance, School of      51 Funds       None
P.O. Box 9095                      present    Business, State University of New York at     50 Portfolios
Princeton,                                    Albany since 2000 and Professor thereof
NJ 08543-9095                                 from 1989 to 2000; International Consultant
Age: 63                                       at the Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      2003 to    Professor, Harvard Business School since      51 Funds       Newell
P.O. Box 9095                      present    1989.                                         50 Portfolios  Rubbermaid, Inc.
Princeton,
NJ 08543-9095
Age: 51


Kevin A. Ryan         Trustee      2003 to    Director Emeritus of The Boston University    51 Funds       None
P.O. Box 9095                      present    Center for the Advancement of Ethics and      50 Portfolios
Princeton,                                    Character from 1989 to 1999; Professor of
NJ 08543-9095                                 Education at Boston University from 1982
Age: 71                                       to 1999 and Professor Emeritus thereof
                                              since 1999.


Roscoe S. Suddarth    Trustee      2003 to    President of Middle East Institute from       51 Funds       None
P.O. Box 9095                      present    1995 to 2001; Foreign Service Officer of      50 Portfolios
Princeton,                                    United States Foreign Service from 1961
NJ 08543-9095                                 to 1995 and Career Minister thereof from
Age: 68                                       1989 to 1995; Deputy Inspector General of
                                              U.S. Department of State from 1991 to 1994;
                                              U.S. Ambassador to the Hashemite Kingdom of
                                              Jordan from 1987 to 1990.


Richard R. West       Trustee      2003 to    Professor of Finance, New York University,    51 Funds       Bowne & Co.,
P.O. Box 9095                      present    Leonard N. Stern School of Business           50 Portfolios  Inc.; Vornado
Princeton,                                    Administration from 1982 to 1994 and                         Operating
NJ 08543-9095                                 Dean Emeritus thereof since 1994.                            Company;
Age: 66                                                                                                    Vornado Realty
                                                                                                           Trust and
                                                                                                           Alexander's, Inc.


WCMA TAX-EXEMPT FUND, MARCH 31, 2004


Officers and Trustees (unaudited)(concluded)

                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund         Served     Principal Occupation(s) During Past 5 Years   Trustee        Trustee
Independent Trustees* (concluded)

Edward D. Zinbarg     Trustee      2003 to    Self-employed financial consultant since      51 Funds       None
P.O. Box 9095                      present    1994; Executive Vice President of The         50 Portfolios
Princeton,                                    Prudential Insurance Company of America
NJ 08543-9095                                 from 1988 to 1994; Former Director of
Age: 69                                       Prudential Reinsurance Company and former
                                              Trustee of The Prudential Foundation.


* The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund         Served*    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke       Vice         2003 to    First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    present    1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton,            and          and        Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
NJ 08543-9011         Treasurer    1999 to
Age: 43                            present


Kenneth A. Jacob      Senior       2003 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1997 to 2000.
Princeton,            President
NJ 08543-9011
Age: 53


John M. Loffredo      Senior       2003 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         Vice         present    of MLIM from 1998 to 2000.
Princeton,            President
NJ 08543-9011
Age: 40


Peter J. Hayes        Vice         2003 to    Managing Director of MLIM since 2000; Director (Tax-Exempt Fund Management)
P.O. Box 9011         President    present    of MLIM from 1997 to 2000.
Princeton,
NJ 08543-9011
Age: 44


Phillip S. Gillespie  Secretary    2003 to    First Vice President of MLIM since 2001; Director (Legal Advisory) from 2000
P.O. Box 9011                      present    to 2001; Vice President from 1999 to 2000; Attorney associated with MLIM
Princeton,                                    since 1998.
NJ 08543-9011
Age: 40


* Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210**

**For inquiries regarding your WCMA
account, call 800-262-4363.



Charles C. Reilly, Trustee of WCMA Tax-Exempt Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Reilly well in his retirement.



WCMA TAX-EXEMPT FUND, MARCH 31, 2004



Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes, (2) Richard R. West, and (3)
Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

(a) Audit Fees

WCMA Tax-Exempt Fund     Fiscal Year Ending March 31, 2004 - $11,400
                         Fiscal Year Ending March 31, 2003 - $15,263

Master Tax-Exempt Trust  Fiscal Year Ending March 31, 2004 - $39,000
                         Fiscal Year Ending March 31, 2003 - $47,513

(b) Audit-Related Fees

WCMA Tax-Exempt Fund     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

Master Tax-Exempt Trust  Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(c) Tax Fees

WCMA Tax-Exempt Fund     Fiscal Year Ending March 31, 2004 - $5,200
                         Fiscal Year Ending March 31, 2003 - $3,000

The nature of the services include tax compliance, tax advice and tax planning.

Master Tax-Exempt Trust  Fiscal Year Ending March 31, 2004 - $6,000
                         Fiscal Year Ending March 31, 2003 - $5,000

The nature of the services include tax compliance, tax advice and tax planning.

(d) All Other Fees

WCMA Tax-Exempt Fund     Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

Master Tax-Exempt Trust  Fiscal Year Ending March 31, 2004 - $0
                         Fiscal Year Ending March 31, 2003 - $0

(e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

(e)(2)  0%

(f) Not Applicable

(g)

WCMA Tax-Exempt Fund
                     Fiscal Year Ending March 31, 2004 - $16,708,160 Fiscal Year Ending March 31, 2003 - $17,378,427

Master Tax-Exempt Trust
                     Fiscal Year Ending March 31, 2004 - $16,708,160 Fiscal Year Ending March 31, 2003 - $17,378,427

(h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not
Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt Trust


Date: May 21, 2004